UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2019

Invest in a balanced
fund that has stood
the test of time.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	0.84%	6.14%	10.37%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated March 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.68%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.73%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Midyear review

The first six months of 2019 rewarded investors who stayed the course after a challenging 2018. The unmanaged Standard & Poor’s 500 Composite Index rose 18.54% from the beginning of January to the end of June, making this its strongest first half of the year since 1997. The Dow Jones Industrial Average and the Nasdaq Composite Index were also up 15.39% and 20.66%, respectively. In fact, all three indexes were close to their all-time highs following a June rally that gave the S&P 500 its best June performance since 1955.

Not that the ride was smooth — slowing economic growth, geopolitical tensions, sluggish corporate earnings and interest rate uncertainty contributed to bouts of volatility, including a notable selloff in May.

The bull market celebrated its 10-year anniversary during this period, while the U.S. economy continued to grow at a measured rate, making it one of the longest periods of economic expansion on record. Inflation remains low, mortgage rates are low and unemployment is near a five-decade low, while wage growth is up for the year and employers exceeded expectations for new jobs in June.

Fund results

During the six-month period ended June 30, 2019, American Balanced Fund (AMBAL) gained 10.94%. In comparison, the Lipper Balanced Funds Index, a peer benchmark,

Results at a glance

For periods ended June 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/26/75)[1]

AMBAL (Class A shares)	10.94%	7.01%	7.40%	11.03%	10.57%
60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index[2,3]	13.64	9.87	7.75	10.50	10.10
Lipper Balanced Funds Index[4]	12.18	6.79	5.79	9.09	9.65

The market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Bloomberg Barclays Government/Credit Bond Index results were used. The Bloomberg Barclays indexes are based on July 31, 1975, index value.
[4]	Source: Thompson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Balanced Fund	1

returned 12.18%, and the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index, a broad benchmark for balanced funds in general, returned 13.64%.

The bigger picture

The goal of this report is to take a look at the fund over the past six months. And, yet, we feel it’s also important to take a step back for a more complete picture of why our shareholders may have selected AMBAL in the first place and how it can be an asset to their portfolios.

It’s easy to get caught up in the exuberance of an up market. But just as markets go up, history has shown us that they can go down, and no one can accurately predict when that will happen. Balanced investing can be a way to prepare for such events.

The impressive results of the stock market thus far in 2019 stand in dramatic contrast to those from the end of 2018, just over six months ago, when the S&P 500 posted its worst year in a decade, falling 4.38%. This broader perspective reinforces the value of a balanced investment strategy. AMBAL combines both equity and fixed income securities in an effort to mitigate downside risk while still striving to take advantage of upside stock market potential.

Our fund objectives are clear: conservation of capital, current income and long-term growth of capital and income. AMBAL is managed to pursue these goals for our shareholders as we endeavor to keep volatility in line today … and tomorrow.

Ballast from bonds

The fixed income portion of the fund strives to act as a buffer against losses from market volatility through a high-grade portfolio of bonds. This portfolio tends to be more stable than equities and generally moves in the opposite direction of equities in times of market stress. These bonds include a mix of Treasuries, investment-grade (BBB/Baa and above) corporate bonds, agency mortgage bonds and some foreign bonds.

During the first half of 2019, U.S. fixed income securities rallied in response to trade tensions and other geopolitical unrest. Equity outflows seemed to indicate a flight by many investors to the relative safety of government bonds. In the second quarter, the yield curve between 10-year Treasury bonds and three-month bonds inverted, a traditional signal to investors of an impending economic slowdown. With interest rates falling, the U.S. Federal Reserve shifted its plan for additional interest rate hikes to interest rate cuts in the future.

The potential for continued volatility has prompted us to make AMBAL more conservative in terms of our positioning for duration, yield curve and investment exposure, particularly to lower rated corporate bonds and Treasury Inflation-Protected Securities (TIPS).

2	American Balanced Fund

Equity highlights

Growth stocks have thrived thus far in 2019. In particular, information technology companies led the stock market to a strong finish by the end of June. Our holding in Microsoft was a strong contributor to AMBAL as the company reported strong second- and third-quarter fiscal 2019 results with impressive gains from its cloud-computing business and an improvement in sales from its Windows operating system. Despite strong contributions from Microsoft, our stock selection and weighting in information technology detracted from returns on a relative basis.

Selection of investments in the communications services and industrials sectors helped lift returns — for example, Lockheed Martin whose shares were boosted by positive financial results and U.S. plans to increase missile spending.

Home Depot remains a large holding for the fund and our position helped relative results for the period ended June 30, 2019. While the stock is up for the year due to better-than-expected first quarter sales, an enhanced digital customer experience and expansion into the professional market (contractors, renovators, etc.), we understand that the company is highly dependent on better weather over the summer for would-be do-it-yourselfers.

Against a backdrop of declining oil prices, our overweight position in the energy sector proved a drag on relative returns, as did our investment selection in both the energy and materials sectors. DuPont de Nemours, a specialty chemicals producer, was among the fund’s most notable detractors, affected by weak momentum in key cyclical sectors such as autos, as well as concerns over global growth and trade disputes. In the health care sector, investments in Cigna and UnitedHealth also weighed on relative results.

Thank you

We welcome our many new shareholders and thank you for the trust you have placed in our team to bring balance to your investment portfolio. We will continue to follow our prudent, research-driven approach to investing that has long characterized American Balanced Fund. We look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson Co-President	Jeffrey T. Lager Co-President

August 9, 2019

For current information about the fund, visit americanfunds.com.

American Balanced Fund	3

Summary investment portfolio June 30, 2019	unaudited

Investment mix by security type	Percent of net assets

Common stocks 61.41%	Shares	Value (000)
Information technology 13.22%
Microsoft Corp.	48,768,000	$6,532,961
Broadcom Inc.	6,813,000	1,961,190
Intel Corp.	38,199,100	1,828,591
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	41,777,000	1,636,405
ASML Holding NV (New York registered)	4,716,458	980,693
ASML Holding NV	1,575,000	329,066
Samsung Electronics Co., Ltd.	17,330,000	705,417
Visa Inc., Class A	3,785,000	656,887
VeriSign, Inc.[1]	3,100,000	648,396
Other securities		4,117,535
		19,397,141

Health care 9.43%
UnitedHealth Group Inc.	17,274,500	4,215,151
Johnson & Johnson	10,878,300	1,515,130
Cigna Corp.	9,553,304	1,505,123
Merck & Co., Inc.	17,600,000	1,475,760
Pfizer Inc.	32,910,000	1,425,661
Thermo Fisher Scientific Inc.	2,209,000	648,739
Other securities		3,050,336
		13,835,900

Financials 7.58%
Berkshire Hathaway Inc., Class A1	8,593	2,735,582
JPMorgan Chase & Co.	8,570,000	958,126
Chubb Ltd.	6,435,093	947,825
BlackRock, Inc.	1,945,000	912,788
PNC Financial Services Group, Inc.	5,447,000	747,764
Goldman Sachs Group, Inc.	3,253,628	665,692
Capital One Financial Corp.	7,118,047	645,892
Other securities		3,512,519
		11,126,188

4	American Balanced Fund

	Shares	Value (000)
Consumer discretionary 5.87%
Home Depot, Inc.	15,729,300	$3,271,223
Amazon.com, Inc.[1]	691,500	1,309,445
NIKE, Inc., Class B	14,200,000	1,192,090
Other securities		2,838,446
		8,611,204

Consumer staples 5.03%
Philip Morris International Inc.	24,159,422	1,897,239
Altria Group, Inc.	28,285,347	1,339,311
Nestlé SA	10,169,000	1,052,734
Coca-Cola Co.	14,260,000	726,119
Other securities		2,367,411
		7,382,814

Energy 4.73%
Royal Dutch Shell PLC, Class B (ADR)	19,543,000	1,284,757
Royal Dutch Shell PLC, Class B	4,000,000	131,110
Royal Dutch Shell PLC, Class A (ADR)	247,813	16,125
Royal Dutch Shell PLC, Class A (GBP denominated)	130,129	4,251
Chevron Corp.	8,904,755	1,108,108
EOG Resources, Inc.	7,426,403	691,844
Enbridge Inc.	12,390,000	447,031
Enbridge Inc. (CAD denominated)[2]	3,695,146	133,466
Enbridge Inc. (CAD denominated)	119,875	4,330
Other securities		3,118,848
		6,939,870

Industrials 4.52%
Lockheed Martin Corp.	4,031,000	1,465,430
Boeing Co.	3,405,200	1,239,527
Northrop Grumman Corp.	2,381,600	769,519
Other securities		3,163,114
		6,637,590

Communication services 4.24%
Alphabet Inc., Class C1	850,500	919,314
Comcast Corp., Class A	30,465,000	1,288,060
Facebook, Inc., Class A1	4,984,200	961,951
Charter Communications, Inc., Class A1	2,342,100	925,551
Activision Blizzard, Inc.	12,063,000	569,374
Other securities		1,561,378
		6,225,628

Materials 3.12%
DuPont de Nemours Inc.	14,312,843	1,074,465
LyondellBasell Industries NV	6,484,100	558,476
Other securities		2,936,433
		4,569,374

American Balanced Fund	5

Common stocks (continued)	Shares	Value (000)
Real estate 3.05%
Simon Property Group, Inc. REIT	9,359,000	$1,495,194
Crown Castle International Corp. REIT	4,655,000	606,779
Equinix, Inc. REIT	1,125,000	567,326
Other securities		1,798,302
		4,467,601

Utilities 0.62%
Other securities		906,999

Total common stocks (cost: $61,132,664,000)		90,100,309

Preferred securities 0.14%
Other 0.14%
Other securities		197,711

Total preferred securities (cost: $185,353,000)		197,711

Convertible stocks 0.12%
Other 0.12%
Other securities		181,326

Total convertible stocks (cost: $165,223,000)		181,326

Bonds, notes & other debt instruments 33.45%	Principal amount (000)
Corporate bonds & notes 12.35%
Financials 2.88%
Berkshire Hathaway Finance Corp. 1.30%–4.25% 2019–2049	$56,895	61,885
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,082
Other securities		4,153,352
		4,220,319

Health care 1.85%
Cigna Corp. 3.40%–4.90% 2021–2048[2]	211,921	223,971
Merck & Co., Inc. 2.90%–3.40% 2024–2029	34,172	35,634
Pfizer Inc. 2.80%–4.00% 2022–2049	122,455	129,252
UnitedHealth Group Inc. 4.45% 2048	11,500	13,184
Other securities		2,308,510
		2,710,551

Energy 1.28%
Shell International Finance BV 1.88%–3.88% 2020–2028	47,315	49,151
Other securities		1,831,863
		1,881,014

Utilities 1.26%
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,353
MidAmerican Energy Holdings Co. 3.10%–3.75% 2023–2027	41,335	43,040
NV Energy, Inc. 6.25% 2020	10,168	10,693
PacifiCorp, First Mortgage Bonds 3.60%–4.13% 2024–2049	37,230	40,087
Other securities		1,751,926
		1,850,099

6	American Balanced Fund

	Principal amount (000)	Value (000)
Consumer discretionary 1.20%
Home Depot, Inc. 1.80%–5.95% 2020–2047	$130,745	$139,055
Other securities		1,623,098
		1,762,153

Consumer staples 1.19%
Altria Group, Inc. 4.40%–9.95% 2019–2049	204,986	231,316
Philip Morris International Inc. 1.88%–4.25% 2020–2044	149,644	152,404
Other securities		1,366,508
		1,750,228

Information technology 0.72%
Broadcom Inc. 3.13%–4.75% 2022–2029[2]	399,121	405,003
Broadcom Ltd. 3.50%–3.88% 2024–2028	272,438	270,496
Intel Corp. 3.70% 2025	22,000	23,593
Microsoft Corp. 1.55%–4.20% 2021–2046	92,005	98,634
Other securities		264,095
		1,061,821

Industrials 0.70%
Lockheed Martin Corp. 3.10%–3.55% 2023–2026	23,595	24,920
Other securities		1,000,808
		1,025,728

Communication services 0.65%
Comcast Corp. 2.35%–6.45% 2025–2048	180,832	200,465
NBCUniversal Enterprise, Inc. 5.25% 2049[2]	5,730	5,870
Other securities		749,014
		955,349

Other corporate bonds & notes 0.62%
Other securities		910,251

Total corporate bonds & notes		18,127,513

Mortgage-backed obligations 9.90%
Federal agency mortgage-backed obligations 9.66%
Fannie Mae 0%–7.00% 2020–2058[3,4,5]	5,171,078	5,345,804
Freddie Mac 3.00%–6.50% 2021–2049[3]	3,895,028	4,014,225
Government National Mortgage Assn. 3.00%–6.00% 2038–2061[3,5]	2,413,377	2,509,114
Uniform Mortgage-Backed Security 3.00% 2049[3]	588,000	592,793
Other securities		1,687,840
		14,149,776

Other mortgage-backed obligations 0.24%
Other securities		372,175

Total mortgage-backed obligations		14,521,951

U.S. Treasury bonds & notes 9.50%
U.S. Treasury 7.70%
U.S. Treasury 2.25% 2021	1,723,497	1,737,802
U.S. Treasury 2.25% 2026	922,918	945,704
U.S. Treasury 2.875% 2028	600,000	644,538
U.S. Treasury 3.00% 2049[6]	1,221,585	1,340,384
U.S. Treasury 1.13%–3.63% 2020–2049[6]	6,445,516	6,621,547
		11,289,975

American Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 1.80%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2049[6,7]	$2,609,076	$2,644,594

Total U.S. Treasury bonds & notes		13,934,569

Asset-backed obligations 0.94%
Other securities		1,376,112

Bonds & notes of governments & government agencies outside the U.S. 0.32%
Other securities		469,809

Municipals 0.25%
Other securities		364,413

Federal agency bonds & notes 0.19%
Fannie Mae 2.13%–6.25% 2026–2029	49,510	51,336
Other securities		229,157
		280,493

Total bonds, notes & other debt instruments (cost: $47,529,800,000)		49,074,860

Short-term securities 4.78%	Shares
Money market investments 4.64%
Capital Group Central Cash Fund[8]	68,014,508	6,800,771

	Principal amount (000)
Other short-term securities 0.14%
U.S. Treasury Bills 2.30%-2.35% 2019	$209,045	208,252

Total short-term securities (cost: $7,008,917,000)		7,009,023
Total investment securities 99.90% (cost: $116,021,957,000)		146,563,229
Other assets less liabilities 0.10%		146,366

Net assets 100.00%		$146,709,595

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $116,509,000, which represented .08% of the net assets of the fund.

8	American Balanced Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [9]	Value at 6/30/2019 (000) [10]	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	46,184	September 2019	$11,546,000	$11,314,503	$10,045
90 Day Euro Dollar Futures	Long	18,545	March 2020	4,636,250	4,556,970	17,353
90 Day Euro Dollar Futures	Short	46,184	September 2020	(11,546,000)	(11,366,460)	(9,800)
90 Day Euro Dollar Futures	Short	18,545	March 2021	(4,636,250)	(4,565,315)	(14,821)
2 Year U.S. Treasury Note Futures	Long	101,785	October 2019	20,357,000	21,902,065	133,310
5 Year U.S. Treasury Note Futures	Long	40,132	October 2019	4,013,200	4,741,847	24,805
10 Year U.S. Treasury Note Futures	Long	484	September 2019	48,400	61,937	1,152
10 Year Ultra U.S. Treasury Note Futures	Short	24,893	September 2019	(2,489,300)	(3,438,346)	(67,510)
30 Year Ultra U.S. Treasury Bond Futures	Long	5,494	September 2019	549,400	975,528	28,738
						$123,272

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 6/30/2019 (000)
3-month USD-LIBOR	2.194%	3/29/2024	$874,200	$(17,870)	$—	$(17,870)
3-month USD-LIBOR	2.21875%	3/29/2024	919,150	(19,826)	—	(19,826)
3-month USD-LIBOR	2.3275%	4/30/2024	538,629	(14,399)	—	(14,399)
3-month USD-LIBOR	2.348%	5/1/2024	305,689	(8,445)	—	(8,445)
					$—	$(60,540)

American Balanced Fund	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.30%
Materials 0.30%
Royal Gold, Inc.	4,254,500	—	—	4,254,500
Short-term securities 4.63%
Money market investments 4.63%
Capital Group Central Cash Fund	—	164,667,173	96,652,665	68,014,508

	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 0.30%
Materials 0.30%
Royal Gold, Inc.	$—	$71,646	$2,255	$436,044
Total common stocks				436,044

Short-term securities 4.63%
Money market investments 4.63%
Capital Group Central Cash Fund	(49)	—	62,460	6,800,771
Total 4.93%	$(49)	$71,646	$64,715	$7,236,815

10	American Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,849,090,000, which represented 3.99% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $153,670,000, which represented .10% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Balanced Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $108,924,159)	$139,326,414
Affiliated issuers (cost: $7,097,798)	7,236,815	$146,563,229
Cash		81,398
Cash denominated in currencies other than U.S. dollars (cost: $2,789)		2,789
Receivables for:
Sales of investments	2,124,470
Sales of fund’s shares	267,712
Dividends and interest	513,995
Variation margin on futures contracts	3,829
Variation margin on swap contracts	2,156
Other	123	2,912,285
		149,559,701
Liabilities:
Payables for:
Purchases of investments	2,600,667
Repurchases of fund’s shares	161,933
Investment advisory services	26,039
Services provided by related parties	33,020
Trustees’ deferred compensation	4,100
Variation margin on futures contracts	7,866
Variation margin on swap contracts	494
Other	15,987	2,850,106
Net assets at June 30, 2019		$146,709,595

Net assets consist of:
Capital paid in on shares of beneficial interest		$114,360,772
Total distributable earnings		32,348,823
Net assets at June 30, 2019		$146,709,595

See notes to financial statements.

12	American Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,372,336 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$70,892,297	2,593,861		$27.33
Class C	9,645,626	355,318		27.15
Class T	10	—	*	27.33
Class F-1	5,199,586	190,423		27.31
Class F-2	13,822,232	506,093		27.31
Class F-3	4,677,362	171,211		27.32
Class 529-A	4,201,426	154,004		27.28
Class 529-C	757,491	27,759		27.29
Class 529-E	178,373	6,542		27.27
Class 529-T	12	—	*	27.33
Class 529-F-1	237,487	8,712		27.26
Class R-1	119,522	4,405		27.13
Class R-2	1,199,087	44,173		27.15
Class R-2E	101,386	3,725		27.22
Class R-3	3,085,654	113,512		27.18
Class R-4	6,177,860	226,473		27.28
Class R-5E	378,946	13,877		27.31
Class R-5	1,793,323	65,544		27.36
Class R-6	24,241,915	886,704		27.34

*	Amount less than one thousand.

See notes to financial statements.

American Balanced Fund	13

Statement of operations	unaudited
for the six months ended June 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $28,359; also includes $64,715 from affiliates)	$1,098,380
Interest	761,197	$1,859,577
Fees and expenses*:
Investment advisory services	151,900
Distribution services	164,909
Transfer agent services	50,583
Administrative services	21,028
Reports to shareholders	1,251
Registration statement and prospectus	3,642
Trustees’ compensation	297
Auditing and legal	135
Custodian	810
Other	1,958	396,513
Net investment income		1,463,064

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $49):
Unaffiliated issuers	839,755
Affiliated issuers	(49)
Futures contracts	104,857
Swap contracts	(138,970)
Currency transactions	111	805,704
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $2,690):
Unaffiliated issuers	11,754,576
Affiliated issuers	71,646
Futures contracts	76,396
Swap contracts	(43,986)
Currency translations	161	11,858,793
Net realized gain and unrealized appreciation		12,664,497

Net increase in net assets resulting from operations		$14,127,561

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

14	American Balanced Fund

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$1,463,064	$2,496,683
Net realized gain	805,704	5,336,771
Net unrealized appreciation (depreciation)	11,858,793	(11,501,427)
Net increase (decrease) in net assets resulting from operations	14,127,561	(3,667,973)

Distributions paid to shareholders	(1,508,400)	(7,450,132)

Net capital share transactions	6,774,288	13,372,178

Total increase in net assets	19,393,449	2,254,073

Net assets:
Beginning of period	127,316,146	125,062,073
End of period	$146,709,595	$127,316,146

*	Unaudited.

See notes to financial statements.

American Balanced Fund	15

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

16	American Balanced Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Balanced Fund	17

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on

18	American Balanced Fund

which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Balanced Fund	19

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,397,141	$—	$—	$19,397,141
Health care	13,835,900	—	—	13,835,900
Financials	11,126,188	—	—	11,126,188
Consumer discretionary	8,611,204	—	—	8,611,204
Consumer staples	7,382,814	—	—	7,382,814
Energy	6,939,870	—	—	6,939,870
Industrials	6,637,590	—	—	6,637,590
Communication services	6,225,628	—	—	6,225,628
Materials	4,569,374	—	—	4,569,374
Real estate	4,467,601	—	—	4,467,601
Utilities	906,999	—	—	906,999
Preferred securities	192,745	4,966	—	197,711
Convertible stocks	181,326	—	—	181,326
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	18,127,335	178	18,127,513
Mortgage-backed obligations	—	14,521,951	—	14,521,951
U.S. Treasury bonds & notes	—	13,934,569	—	13,934,569
Asset-backed obligations	—	1,376,112	—	1,376,112
Bonds & notes of governments & government agencies outside the U.S.	—	469,809	—	469,809
Municipals	—	364,413	—	364,413
Federal agency bonds & notes	—	280,493	—	280,493
Short-term securities	6,800,771	208,252	—	7,009,023
Total	$97,275,151	$49,287,900	$178	$146,563,229

20	American Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$215,403	$—	$—	$215,403
Liabilities:
Unrealized depreciation on futures contracts	(92,131)	—	—	(92,131)
Unrealized depreciation on interest rate swaps	—	(60,540)	—	(60,540)
Total	$123,272	$(60,540)	$—	$62,732

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

American Balanced Fund	21

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be

22	American Balanced Fund

unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Balanced Fund	23

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $17,000,720,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

24	American Balanced Fund

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $4,763,447,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, June 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$215,403	Unrealized depreciation*	$92,131
Swap	Interest	Unrealized appreciation*	—	Unrealized depreciation*	60,540
			$215,403		$152,671

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$104,857	Net unrealized appreciation on futures contracts	$76,396
Swap	Interest	Net realized loss on swap contracts	(138,970)	Net unrealized depreciation on swap contracts	(43,986)
			$(34,113)		$32,410

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

American Balanced Fund	25

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income

26	American Balanced Fund

on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$106,372
Undistributed long-term capital gains	458,053

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$33,768,119
Gross unrealized depreciation on investments	(2,685,261)
Net unrealized appreciation on investments	31,082,858
Cost of investments	115,543,103

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$511,180		$221,815		$732,995		$1,242,710		$2,438,938		$3,681,648
Class C	34,479		30,436		64,915		102,078		337,741		439,819
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	35,965		16,351		52,316		90,250		180,643		270,893
Class F-2	108,533		42,942		151,475		224,832		434,354		659,186
Class F-3	38,036		14,496		52,532		71,103		131,316		202,419
Class 529-A	28,699		13,195		41,894		71,725		145,857		217,582
Class 529-C	2,533		2,382		4,915		8,244		28,362		36,606
Class 529-E	1,034		561		1,595		2,793		6,479		9,272
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,858		739		2,597		4,104		7,790		11,894
Class R-1	423		376		799		1,341		4,351		5,692
Class R-2	4,342		3,817		8,159		13,335		43,726		57,061
Class R-2E	481		319		800		1,039		2,970		4,009
Class R-3	17,644		9,800		27,444		49,938		116,892		166,830
Class R-4	43,587		19,410		62,997		112,344		222,864		335,208
Class R-5E	1,981		900		2,881		4,461		6,462		10,923
Class R-5	16,018		5,768		21,786		42,106		71,624		113,730
Class R-6	203,135		75,165		278,300		446,996		780,364		1,227,360
Total	$1,049,928		$458,472		$1,508,400		$2,489,399		$4,960,733		$7,450,132

*	Amount less than one thousand.

American Balanced Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.204% on such assets in excess of $115 billion. On December 13, 2018, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2019, decreasing the annual rate to 0.202% on daily net assets in excess of $144 billion. For the six months ended June 30, 2019, the investment advisory services fee was $151,900,000, which was equivalent to an annualized rate of 0.220% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

28	American Balanced Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, unreimbursed expenses subject to reimbursement totaled $7,456,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Balanced Fund	29

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$83,943	$27,257		$3,358		Not applicable
Class C	45,674	3,682		2,294		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	6,184	3,075		1,242		Not applicable
Class F-2	Not applicable	6,852		3,158		Not applicable
Class F-3	Not applicable	126		1,018		Not applicable
Class 529-A	4,810	1,389		996		$1,317
Class 529-C	3,629	263		185		245
Class 529-E	425	32		43		57
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	76		55		73
Class R-1	566	53		28		Not applicable
Class R-2	4,349	1,904		290		Not applicable
Class R-2E	272	87		23		Not applicable
Class R-3	7,620	2,208		762		Not applicable
Class R-4	7,437	2,866		1,488		Not applicable
Class R-5E	Not applicable	200		60		Not applicable
Class R-5	Not applicable	444		459		Not applicable
Class R-6	Not applicable	69		5,569		Not applicable
Total class-specific expenses	$164,909	$50,583		$21,028		$1,692

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $297,000 in the fund’s statement of operations reflects $221,000 in current fees (either paid in cash or deferred) and a net increase of $76,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

30	American Balanced Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

American Balanced Fund	31

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019

Class A	$4,980,513	187,679	$723,620		27,053		$(3,629,003)	(136,795)	$2,075,130	77,937
Class C	1,049,014	39,809	64,129		2,410		(922,014)	(35,006)	191,129	7,213
Class T	—	—	—		—		—	—	—	—
Class F-1	604,145	22,927	51,294		1,919		(511,574)	(19,289)	143,865	5,557
Class F-2	2,652,639	100,114	145,036		5,427		(1,450,979)	(54,854)	1,346,696	50,687
Class F-3	1,193,700	45,016	51,986		1,945		(328,929)	(12,391)	916,757	34,570
Class 529-A	331,433	12,521	41,883		1,569		(270,286)	(10,261)	103,030	3,829
Class 529-C	66,795	2,528	4,913		184		(106,296)	(4,025)	(34,588)	(1,313)
Class 529-E	13,247	501	1,593		60		(18,049)	(685)	(3,209)	(124)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	27,376	1,036	2,597		97		(13,745)	(522)	16,228	611
Class R-1	16,506	624	799		30		(18,459)	(708)	(1,154)	(54)
Class R-2	140,007	5,321	8,152		307		(167,138)	(6,379)	(18,979)	(751)
Class R-2E	28,685	1,095	799		30		(11,414)	(434)	18,070	691
Class R-3	305,622	11,612	27,426		1,030		(522,165)	(19,927)	(189,117)	(7,285)
Class R-4	529,600	20,125	62,991		2,359		(632,198)	(24,024)	(39,607)	(1,540)
Class R-5E	208,824	7,785	2,882		108		(20,054)	(757)	191,652	7,136
Class R-5	180,363	6,837	21,754		813		(391,452)	(14,688)	(189,335)	(7,038)
Class R-6	3,164,847	119,508	278,287		10,404		(1,195,414)	(45,015)	2,247,720	84,897
Total net increase (decrease)	$15,493,316	585,038	$1,490,141		55,745		$(10,209,169)	(385,760)	$6,774,288	255,023

32	American Balanced Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$9,131,176	337,074	$3,636,788	142,532		$(8,235,983)	(304,752)	$4,531,981	174,854
Class C	1,976,581	73,265	434,667	17,272		(1,862,635)	(69,191)	548,613	21,346
Class T	—	—	—	—		—	—	—	—
Class F-1	1,142,173	42,038	265,684	10,420		(1,365,669)	(50,302)	42,188	2,156
Class F-2	5,326,385	196,870	633,067	24,848		(2,350,908)	(87,466)	3,608,544	134,252
Class F-3	1,704,608	62,609	200,558	7,863		(561,150)	(20,802)	1,344,016	49,670
Class 529-A	589,199	21,718	217,512	8,541		(606,985)	(22,365)	199,726	7,894
Class 529-C	135,081	4,982	36,594	1,447		(208,884)	(7,690)	(37,209)	(1,261)
Class 529-E	26,777	988	9,266	365		(30,491)	(1,126)	5,552	227
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	60,237	2,226	11,892	468		(31,020)	(1,148)	41,109	1,546
Class R-1	27,532	1,020	5,684	226		(47,404)	(1,758)	(14,188)	(512)
Class R-2	289,139	10,710	56,998	2,264		(393,290)	(14,571)	(47,153)	(1,597)
Class R-2E	47,175	1,739	4,009	159		(26,461)	(982)	24,723	916
Class R-3	737,850	27,406	166,692	6,581		(1,115,699)	(41,290)	(211,157)	(7,303)
Class R-4	955,187	35,044	335,146	13,158		(1,480,577)	(54,613)	(190,244)	(6,411)
Class R-5E	523,677	19,023	10,922	424		(368,898)	(13,896)	165,701	5,551
Class R-5	389,329	14,307	113,560	4,435		(624,794)	(23,067)	(121,905)	(4,325)
Class R-6	5,242,782	192,619	1,227,291	48,002		(2,988,193)	(110,370)	3,481,880	130,251
Total net increase (decrease)	$28,304,888	1,043,638	$7,366,331	289,005		$(22,299,041)	(825,389)	$13,372,178	507,254

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $77,038,005,000 and $59,993,758,000, respectively, during the six months ended June 30, 2019.

American Balanced Fund	33

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[3,4]	$24.90	$.28	$2.44	$2.72
12/31/2018	27.15	.53	(1.24)	(.71)
12/31/2017	24.81	.48	3.33	3.81
12/31/2016	23.83	.41	1.62	2.03
12/31/2015	24.75	.42	— [7]	.42
12/31/2014	24.42	.41	1.75	2.16
Class C:
6/30/2019[3,4]	24.74	.18	2.42	2.60
12/31/2018	26.98	.31	(1.22)	(.91)
12/31/2017	24.66	.26	3.32	3.58
12/31/2016	23.71	.21	1.60	1.81
12/31/2015	24.63	.22	.01	.23
12/31/2014	24.30	.21	1.75	1.96
Class T:
6/30/2019[3,4]	24.90	.31	2.44	2.75
12/31/2018	27.15	.59	(1.24)	(.65)
12/31/2017[3,10]	25.77	.41	2.38	2.79
Class F-1:
6/30/2019[3,4]	24.88	.27	2.44	2.71
12/31/2018	27.13	.51	(1.24)	(.73)
12/31/2017	24.79	.45	3.33	3.78
12/31/2016	23.82	.39	1.61	2.00
12/31/2015	24.74	.40	.01	.41
12/31/2014	24.41	.39	1.75	2.14
Class F-2:
6/30/2019[3,4]	24.88	.30	2.44	2.74
12/31/2018	27.13	.58	(1.24)	(.66)
12/31/2017	24.79	.53	3.32	3.85
12/31/2016	23.82	.46	1.61	2.07
12/31/2015	24.74	.47	— [7]	.47
12/31/2014	24.41	.46	1.75	2.21
Class F-3:
6/30/2019[3,4]	24.89	.32	2.44	2.76
12/31/2018	27.14	.61	(1.24)	(.63)
12/31/2017[3,11]	25.38	.53	2.77	3.30

34	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.20)	$(.09)	$(.29)	$27.33	10.94%[5]		$70,892		.57%[6]		2.13%[6]
(.52)	(1.02)	(1.54)	24.90	(2.71)		62,648		.57		1.94
(.49)	(.98)	(1.47)	27.15	15.47		63,563		.57		1.80
(.44)	(.61)	(1.05)	24.81	8.62		55,379		.59		1.67
(.40)	(.94)	(1.34)	23.83	1.72		49,215		.58		1.69
(.39)	(1.44)	(1.83)	24.75	8.85		46,917		.59		1.62

(.10)	(.09)	(.19)	27.15	10.50	[5]	9,646		1.36	[6]	1.34	[6]
(.31)	(1.02)	(1.33)	24.74	(3.45)		8,611		1.36		1.15
(.28)	(.98)	(1.26)	26.98	14.58		8,816		1.37		1.01
(.25)	(.61)	(.86)	24.66	7.70		7,767		1.38		.88
(.21)	(.94)	(1.15)	23.71	.93		6,173		1.38		.90
(.19)	(1.44)	(1.63)	24.63	8.03		5,574		1.39		.83

(.23)	(.09)	(.32)	27.33	11.06	[5,8]	—	[9]	.34	[6,8]	2.34	[6,8]
(.58)	(1.02)	(1.60)	24.90	(2.49)[8]		—	[9]	.35	[8]	2.16	[8]
(.43)	(.98)	(1.41)	27.15	10.91	[5,8]	—	[9]	.36	[6,8]	2.08	[6,8]

(.19)	(.09)	(.28)	27.31	10.90	[5]	5,200		.65	[6]	2.04	[6]
(.50)	(1.02)	(1.52)	24.88	(2.78)		4,599		.64		1.86
(.46)	(.98)	(1.44)	27.13	15.40		4,957		.65		1.72
(.42)	(.61)	(1.03)	24.79	8.50		4,091		.66		1.60
(.39)	(.94)	(1.33)	23.82	1.67		3,367		.65		1.63
(.37)	(1.44)	(1.81)	24.74	8.80		2,841		.65		1.57

(.22)	(.09)	(.31)	27.31	11.05	[5]	13,822		.39	[6]	2.32	[6]
(.57)	(1.02)	(1.59)	24.88	(2.52)		11,332		.38		2.14
(.53)	(.98)	(1.51)	27.13	15.69		8,714		.39		1.99
(.49)	(.61)	(1.10)	24.79	8.80		5,703		.39		1.88
(.45)	(.94)	(1.39)	23.82	1.92		2,634		.39		1.89
(.44)	(1.44)	(1.88)	24.74	9.08		1,869		.39		1.83

(.24)	(.09)	(.33)	27.32	11.10	[5]	4,677		.29	[6]	2.43	[6]
(.60)	(1.02)	(1.62)	24.89	(2.43)		3,401		.29		2.24
(.56)	(.98)	(1.54)	27.14	13.17	[5]	2,361		.29	[6]	2.11	[6]

See end of table for footnotes.

American Balanced Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[3,4]	$24.86	$.27	$2.43	$2.70
12/31/2018	27.11	.50	(1.23)	(.73)
12/31/2017	24.77	.46	3.33	3.79
12/31/2016	23.80	.39	1.61	2.00
12/31/2015	24.72	.39	.01	.40
12/31/2014	24.39	.38	1.75	2.13
Class 529-C:
6/30/2019[3,4]	24.86	.17	2.44	2.61
12/31/2018	27.11	.30	(1.24)	(.94)
12/31/2017	24.75	.25	3.33	3.58
12/31/2016	23.79	.20	1.60	1.80
12/31/2015	24.70	.20	.02	.22
12/31/2014	24.38	.19	1.74	1.93
Class 529-E:
6/30/2019[3,4]	24.84	.24	2.44	2.68
12/31/2018	27.09	.44	(1.23)	(.79)
12/31/2017	24.76	.39	3.32	3.71
12/31/2016	23.79	.33	1.61	1.94
12/31/2015	24.71	.33	.01	.34
12/31/2014	24.38	.32	1.75	2.07
Class 529-T:
6/30/2019[3,4]	24.90	.30	2.44	2.74
12/31/2018	27.15	.57	(1.23)	(.66)
12/31/2017[3,10]	25.77	.40	2.38	2.78
Class 529-F-1:
6/30/2019[3,4]	24.84	.30	2.43	2.73
12/31/2018	27.09	.57	(1.23)	(.66)
12/31/2017	24.75	.52	3.33	3.85
12/31/2016	23.78	.44	1.62	2.06
12/31/2015	24.71	.45	(.01)	.44
12/31/2014	24.37	.44	1.76	2.20
Class R-1:
6/30/2019[3,4]	24.72	.17	2.43	2.60
12/31/2018	26.97	.30	(1.23)	(.93)
12/31/2017	24.64	.26	3.32	3.58
12/31/2016	23.68	.22	1.60	1.82
12/31/2015	24.61	.22	(.01)	.21
12/31/2014	24.28	.21	1.75	1.96

36	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.19)	$(.09)	$(.28)	$27.28	10.87%[5]	$4,201		.66%[6]		2.04%[6]
(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86
(.47)	(.98)	(1.45)	27.11	15.42	3,857		.65		1.73
(.42)	(.61)	(1.03)	24.77	8.50	3,115		.67		1.59
(.38)	(.94)	(1.32)	23.80	1.63	2,861		.68		1.60
(.36)	(1.44)	(1.80)	24.72	8.76	2,831		.68		1.53

(.09)	(.09)	(.18)	27.29	10.50 [5]	758		1.40	[6]	1.29	[6]
(.29)	(1.02)	(1.31)	24.86	(3.53)	723		1.40		1.10
(.24)	(.98)	(1.22)	27.11	14.55	822		1.42		.96
(.23)	(.61)	(.84)	24.75	7.63	975		1.44		.82
(.19)	(.94)	(1.13)	23.79	.88	905		1.45		.83
(.17)	(1.44)	(1.61)	24.70	7.90	905		1.46		.76

(.16)	(.09)	(.25)	27.27	10.80 [5]	178		.88	[6]	1.81	[6]
(.44)	(1.02)	(1.46)	24.84	(3.02)	165		.88		1.63
(.40)	(.98)	(1.38)	27.09	15.11	175		.89		1.49
(.36)	(.61)	(.97)	24.76	8.24	153		.91		1.35
(.32)	(.94)	(1.26)	23.79	1.38	142		.92		1.36
(.30)	(1.44)	(1.74)	24.71	8.50	144		.93		1.28

(.22)	(.09)	(.31)	27.33	11.02 [5,8]	—	[9]	.41	[6,8]	2.28	[6,8]
(.57)	(1.02)	(1.59)	24.90	(2.55)[8]	—	[9]	.41	[8]	2.09	[8]
(.42)	(.98)	(1.40)	27.15	10.88 [5,8]	—	[9]	.41	[6,8]	2.03	[6,8]

(.22)	(.09)	(.31)	27.26	11.01 [5]	238		.41	[6]	2.29	[6]
(.57)	(1.02)	(1.59)	24.84	(2.56)	201		.41		2.10
(.53)	(.98)	(1.51)	27.09	15.68	178		.42		1.95
(.48)	(.61)	(1.09)	24.75	8.75	135		.44		1.82
(.43)	(.94)	(1.37)	23.78	1.82	117		.46		1.82
(.42)	(1.44)	(1.86)	24.71	9.05	111		.46		1.76

(.10)	(.09)	(.19)	27.13	10.51 [5]	120		1.37	[6]	1.32	[6]
(.30)	(1.02)	(1.32)	24.72	(3.48)	110		1.37		1.13
(.27)	(.98)	(1.25)	26.97	14.56	134		1.37		.99
(.25)	(.61)	(.86)	24.64	7.75	154		1.38		.89
(.20)	(.94)	(1.14)	23.68	.88	151		1.38		.90
(.19)	(1.44)	(1.63)	24.61	8.05	158		1.38		.83

See end of table for footnotes.

American Balanced Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[3,4]	$24.73	$.17	$2.44	$2.61
12/31/2018	26.98	.31	(1.24)	(.93)
12/31/2017	24.66	.26	3.31	3.57
12/31/2016	23.70	.22	1.60	1.82
12/31/2015	24.62	.23	.01	.24
12/31/2014	24.30	.21	1.74	1.95
Class R-2E:
6/30/2019[3,4]	24.80	.22	2.43	2.65
12/31/2018	27.05	.39	(1.23)	(.84)
12/31/2017	24.74	.35	3.31	3.66
12/31/2016	23.77	.29	1.62	1.91
12/31/2015	24.75	.29	.10	.39
12/31/2014[3,12]	25.81	.15	.41	.56
Class R-3:
6/30/2019[3,4]	24.77	.23	2.42	2.65
12/31/2018	27.01	.43	(1.23)	(.80)
12/31/2017	24.69	.38	3.31	3.69
12/31/2016	23.72	.32	1.62	1.94
12/31/2015	24.65	.33	(.01)	.32
12/31/2014	24.32	.32	1.75	2.07
Class R-4:
6/30/2019[3,4]	24.85	.27	2.44	2.71
12/31/2018	27.10	.51	(1.24)	(.73)
12/31/2017	24.76	.46	3.33	3.79
12/31/2016	23.80	.40	1.60	2.00
12/31/2015	24.72	.41	— [7]	.41
12/31/2014	24.38	.40	1.75	2.15
Class R-5E:
6/30/2019[3,4]	24.88	.30	2.44	2.74
12/31/2018	27.12	.60	(1.27)	(.67)
12/31/2017	24.78	.52	3.33	3.85
12/31/2016	23.82	.48	1.56	2.04
12/31/2015[3,13]	25.09	.05	(.36)	(.31)
Class R-5:
6/30/2019[3,4]	24.93	.31	2.44	2.75
12/31/2018	27.18	.59	(1.23)	(.64)
12/31/2017	24.83	.54	3.34	3.88
12/31/2016	23.85	.47	1.62	2.09
12/31/2015	24.77	.48	— [7]	.48
12/31/2014	24.43	.47	1.76	2.23

38	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.10)	$(.09)	$(.19)	$27.15	10.50%[5]	$1,199		1.36%[6]		1.33%[6]
(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111		1.37		1.13
(.27)	(.98)	(1.25)	26.98	14.58	1,255		1.37		1.00
(.25)	(.61)	(.86)	24.66	7.74	1,241		1.37		.89
(.22)	(.94)	(1.16)	23.70	.97	1,220		1.32		.95
(.19)	(1.44)	(1.63)	24.62	8.03	1,308		1.36		.86

(.14)	(.09)	(.23)	27.22	10.68 [5]	101		1.07	[6]	1.64	[6]
(.39)	(1.02)	(1.41)	24.80	(3.20)	75		1.08		1.44
(.37)	(.98)	(1.35)	27.05	14.89	57		1.08		1.32
(.33)	(.61)	(.94)	24.74	8.10	17		1.08		1.18
(.43)	(.94)	(1.37)	23.77	1.60	2		.96		1.22
(.21)	(1.41)	(1.62)	24.75	2.17 [5,8]	—	[9]	.16	[5,8]	.58	[5,8]

(.15)	(.09)	(.24)	27.18	10.72 [5]	3,086		.92	[6]	1.76	[6]
(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992		.93		1.57
(.39)	(.98)	(1.37)	27.01	15.05	3,460		.93		1.44
(.36)	(.61)	(.97)	24.69	8.24	3,349		.93		1.33
(.31)	(.94)	(1.25)	23.72	1.34	3,170		.93		1.35
(.30)	(1.44)	(1.74)	24.65	8.51	3,315		.94		1.28

(.19)	(.09)	(.28)	27.28	10.93 [5]	6,178		.63	[6]	2.07	[6]
(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667		.63		1.87
(.47)	(.98)	(1.45)	27.10	15.44	6,353		.63		1.74
(.43)	(.61)	(1.04)	24.76	8.50	5,930		.64		1.63
(.39)	(.94)	(1.33)	23.80	1.67	4,431		.63		1.65
(.37)	(1.44)	(1.81)	24.72	8.85	4,385		.64		1.58

(.22)	(.09)	(.31)	27.31	11.02 [5]	379		.45	[6]	2.31	[6]
(.55)	(1.02)	(1.57)	24.88	(2.58)	168		.40		2.19
(.53)	(.98)	(1.51)	27.12	15.70	32		.41		1.93
(.47)	(.61)	(1.08)	24.78	8.65	2		.42		1.94
(.12)	(.84)	(.96)	23.82	(1.21)[5]	—	[9]	.05	[5]	.20	[5]

(.23)	(.09)	(.32)	27.36	11.05 [5]	1,793		.33	[6]	2.36	[6]
(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809		.33		2.17
(.55)	(.98)	(1.53)	27.18	15.78	2,090		.33		2.04
(.50)	(.61)	(1.11)	24.83	8.88	1,986		.34		1.91
(.46)	(.94)	(1.40)	23.85	1.98	2,571		.34		1.94
(.45)	(1.44)	(1.89)	24.77	9.16	2,616		.34		1.88

See end of table for footnotes.

American Balanced Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class R-6:
6/30/2019[3,4]	$24.91	$.32	$2.44		$2.76
12/31/2018	27.16	.61	(1.24)		(.63)
12/31/2017	24.81	.56	3.33		3.89
12/31/2016	23.84	.48	1.61		2.09
12/31/2015	24.76	.49	—	[7]	.49
12/31/2014	24.42	.49	1.75		2.24

	Six months ended June 30, 2019[3,4,5]	Year ended December 31
Portfolio turnover rate for all share classes[14]		2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	43%	72%	58%	48%	45%	48%
Including mortgage dollar roll transactions	63%	105%	95%	79%	82%	68%

See notes to financial statements.

40	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets

$(.24)	$(.09)	$(.33)	$27.34	11.09%[5]	$24,242	.28%[6]	2.42%[6]
(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28	2.23
(.56)	(.98)	(1.54)	27.16	15.84	18,238	.28	2.10
(.51)	(.61)	(1.12)	24.81	8.90	11,058	.29	1.98
(.47)	(.94)	(1.41)	23.84	2.02	7,290	.29	1.99
(.46)	(1.44)	(1.90)	24.76	9.22	6,076	.29	1.93

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for further information on mortgage dollar rolls.

American Balanced Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Balanced Fund

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,109.35	$2.98	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,105.03	7.10	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	1,110.55	1.78	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	1,109.03	3.40	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	1,110.45	2.04	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	1,110.97	1.52	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 529-A – actual return	1,000.00	1,108.69	3.45	.66
Class 529-A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-C – actual return	1,000.00	1,105.03	7.31	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	1,107.95	4.60	.88
Class 529-E – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T – actual return	1,000.00	1,110.20	2.15	.41
Class 529-T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-1 – actual return	1,000.00	1,110.11	2.15	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-1 – actual return	1,000.00	1,105.06	7.15	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 – actual return	1,000.00	1,105.01	7.10	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2E – actual return	1,000.00	1,106.77	5.59	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 – actual return	1,000.00	1,107.18	4.81	.92
Class R-3 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 – actual return	1,000.00	1,109.29	3.29	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,110.21	2.35	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	1,110.52	1.73	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,110.88	1.47	.28
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Balanced Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®

Investment portfolio

June 30, 2019

unaudited

Common stocks 61.41% Information technology 13.22%	Shares	Value (000)
Microsoft Corp.	48,768,000	$6,532,961
Broadcom Inc.	6,813,000	1,961,190
Intel Corp.	38,199,100	1,828,591
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	41,777,000	1,636,405
ASML Holding NV (New York registered)	4,716,458	980,693
ASML Holding NV	1,575,000	329,066
Samsung Electronics Co., Ltd.	17,330,000	705,417
Visa Inc., Class A	3,785,000	656,887
VeriSign, Inc.1	3,100,000	648,396
Autodesk, Inc.1	3,177,000	517,533
Mastercard Inc., Class A	1,857,000	491,232
TE Connectivity Ltd.	4,718,000	451,890
Intuit Inc.	1,700,000	444,261
Symantec Corp.	20,070,000	436,723
Applied Materials, Inc.	6,645,153	298,434
Apple Inc.	1,365,000	270,161
Workday, Inc., Class A1	1,156,000	237,651
Texas Instruments Inc.	1,883,697	216,173
Keyence Corp.	329,500	202,104
Analog Devices, Inc.	1,440,000	162,533
FleetCor Technologies, Inc.1	551,500	154,889
Sabre Corp.	5,170,681	114,789
Jack Henry & Associates, Inc.	813,000	108,877
Amphenol Corp., Class A	107,200	10,285
		19,397,141
Health care 9.43%
UnitedHealth Group Inc.	17,274,500	4,215,151
Johnson & Johnson	10,878,300	1,515,130
Cigna Corp.	9,553,304	1,505,123
Merck & Co., Inc.	17,600,000	1,475,760
Pfizer Inc.	32,910,000	1,425,661
Thermo Fisher Scientific Inc.	2,209,000	648,739
Centene Corp.1	7,936,326	416,181
Boston Scientific Corp.1	8,112,276	348,665
CVS Health Corp.	5,304,869	289,062
Hologic, Inc.1	5,686,479	273,065
Novartis AG	2,980,000	272,297
AstraZeneca PLC	3,297,000	269,561
Gilead Sciences, Inc.	3,500,000	236,460
ResMed Inc.	1,635,000	199,519
Bluebird Bio, Inc.1	1,480,000	188,256
BioMarin Pharmaceutical Inc.1	1,451,000	124,278
Humana Inc.	454,000	120,446
Daiichi Sankyo Co., Ltd.	2,283,000	119,322
WellCare Health Plans, Inc.1	290,100	82,699

American Balanced Fund — Page 1 of 36

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals Inc.1	313,300	$57,453
Teva Pharmaceutical Industries Ltd. (ADR)1	5,750,000	53,072
		13,835,900
Financials 7.58%
Berkshire Hathaway Inc., Class A1	8,593	2,735,582
JPMorgan Chase & Co.	8,570,000	958,126
Chubb Ltd.	6,435,093	947,825
BlackRock, Inc.	1,945,000	912,788
PNC Financial Services Group, Inc.	5,447,000	747,764
Goldman Sachs Group, Inc.	3,253,628	665,692
Capital One Financial Corp.	7,118,047	645,892
Wells Fargo & Co.	11,057,500	523,241
The Blackstone Group Inc., Class A	9,262,411	411,436
Bank of New York Mellon Corp.	8,500,000	375,275
Intercontinental Exchange, Inc.	3,866,600	332,296
CME Group Inc., Class A	1,611,000	312,711
Bank of America Corp.	10,000,000	290,000
Citigroup Inc.	3,750,000	262,613
Legal & General Group PLC	70,000,000	239,576
RenaissanceRe Holdings Ltd.	1,055,000	187,801
HDFC Bank Ltd.	4,322,000	153,010
Discover Financial Services	1,276,000	99,005
Nasdaq, Inc.	1,002,000	96,362
SunTrust Banks, Inc.	1,395,000	87,676
Aon PLC, Class A	345,000	66,578
Marsh & McLennan Companies, Inc.	414,500	41,346
Moody’s Corp.	172,000	33,593
		11,126,188
Consumer discretionary 5.87%
Home Depot, Inc.	15,729,300	3,271,223
Amazon.com, Inc.1	691,500	1,309,445
NIKE, Inc., Class B	14,200,000	1,192,090
General Motors Co.	12,091,000	465,866
Darden Restaurants, Inc.	3,250,000	395,622
VF Corp.	4,526,000	395,346
MGM Resorts International	12,125,000	346,411
Carnival Corp., units	6,500,000	302,575
Marriott International, Inc., Class A	2,076,400	291,298
LVMH Moët Hennessy-Louis Vuitton SE	571,000	243,027
McDonald’s Corp.	756,800	157,157
Wynn Resorts, Ltd.	888,000	110,103
Toll Brothers, Inc.	2,501,000	91,587
Booking Holdings Inc.1	11,200	20,997
Las Vegas Sands Corp.	175,000	10,341
LKQ Corp.1	305,000	8,116
		8,611,204
Consumer staples 5.03%
Philip Morris International Inc.	24,159,422	1,897,239
Altria Group, Inc.	28,285,347	1,339,311
Nestlé SA	10,169,000	1,052,734
Coca-Cola Co.	14,260,000	726,119
Coca-Cola European Partners PLC	6,105,000	344,932

American Balanced Fund — Page 2 of 36

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Conagra Brands, Inc.	12,280,000	$325,666
Constellation Brands, Inc., Class A	1,382,000	272,171
Sysco Corp.	3,379,000	238,963
Procter & Gamble Co.	1,750,000	191,888
Anheuser-Busch InBev SA/NV	2,150,000	190,301
Costco Wholesale Corp.	695,000	183,661
General Mills, Inc.	3,000,000	157,560
Mondelez International, Inc.	2,800,000	150,920
British American Tobacco PLC	2,845,000	99,321
British American Tobacco PLC (ADR)	410,000	14,297
Walgreens Boots Alliance, Inc.	2,000,000	109,340
Kellogg Co.	1,650,000	88,391
		7,382,814
Energy 4.73%
Royal Dutch Shell PLC, Class B (ADR)	19,543,000	1,284,757
Royal Dutch Shell PLC, Class B	4,000,000	131,110
Royal Dutch Shell PLC, Class A (ADR)	247,813	16,125
Royal Dutch Shell PLC, Class A (GBP denominated)	130,129	4,251
Chevron Corp.	8,904,755	1,108,108
EOG Resources, Inc.	7,426,403	691,844
Enbridge Inc.	12,390,000	447,031
Enbridge Inc. (CAD denominated)2	3,695,146	133,466
Enbridge Inc. (CAD denominated)	119,875	4,330
Noble Energy, Inc.	21,990,000	492,576
ConocoPhillips	8,012,091	488,738
Baker Hughes, a GE Co., Class A	18,288,000	450,433
Suncor Energy Inc.	12,679,346	395,518
Exxon Mobil Corp.	4,546,000	348,360
Diamondback Energy, Inc.	3,166,000	344,999
Concho Resources Inc.	2,049,000	211,416
Murphy Oil Corp.	8,087,138	199,348
Cabot Oil & Gas Corp.	4,107,800	94,315
Pioneer Natural Resources Co.	500,000	76,930
Occidental Petroleum Corp.	322,500	16,215
		6,939,870
Industrials 4.52%
Lockheed Martin Corp.	4,031,000	1,465,430
Boeing Co.	3,405,200	1,239,527
Northrop Grumman Corp.	2,381,600	769,519
CSX Corp.	6,915,000	535,014
Airbus SE, non-registered shares	2,811,048	398,532
Johnson Controls International PLC	9,000,000	371,790
Deere & Co.	2,000,000	331,420
Cummins Inc.	1,250,000	214,175
Honeywell International Inc.	1,210,000	211,254
TransDigm Group Inc.1	380,000	183,844
United Parcel Service, Inc., Class B	1,750,000	180,722
Union Pacific Corp.	1,025,000	173,338
Safran SA	1,149,000	168,346
FedEx Corp.	909,171	149,277
Parker-Hannifin Corp.	820,000	139,408

American Balanced Fund — Page 3 of 36

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Westinghouse Air Brake Technologies Corp.	1,376,100	$98,749
ASGN Inc.1	119,554	7,245
		6,637,590
Communication services 4.24%
Alphabet Inc., Class C1	850,500	919,314
Alphabet Inc., Class A1	419,400	454,126
Comcast Corp., Class A	30,465,000	1,288,060
Facebook, Inc., Class A1	4,984,200	961,951
Charter Communications, Inc., Class A1	2,342,100	925,551
Activision Blizzard, Inc.	12,063,000	569,374
T-Mobile US, Inc.1	6,000,000	444,840
CBS Corp., Class B	4,920,000	245,508
Netflix, Inc.1	607,000	222,963
Nintendo Co., Ltd.	364,000	133,324
Verizon Communications Inc.	734,000	41,934
SoftBank Group Corp.	390,000	18,683
		6,225,628
Materials 3.12%
DuPont de Nemours Inc.	14,312,843	1,074,465
LyondellBasell Industries NV	6,484,100	558,476
Sherwin-Williams Co.	1,089,400	499,261
Corteva, Inc.	16,192,843	478,822
Royal Gold, Inc.3	4,254,500	436,044
Dow Inc.	7,978,200	393,405
Linde PLC	1,772,000	355,818
Rio Tinto PLC	2,750,000	170,445
Nucor Corp.	2,500,000	137,750
Newmont Goldcorp Corp.	3,370,000	129,644
Norsk Hydro ASA	33,536,802	119,908
Shin-Etsu Chemical Co., Ltd.	1,011,100	94,109
Alcoa Corp.1	3,388,000	79,313
Vale SA, ordinary nominative (ADR)	1,789,000	24,044
WestRock Co.	490,000	17,870
		4,569,374
Real estate 3.05%
Simon Property Group, Inc. REIT	9,359,000	1,495,194
Crown Castle International Corp. REIT	4,655,000	606,779
Equinix, Inc. REIT	1,125,000	567,326
American Tower Corp. REIT	2,405,000	491,702
Digital Realty Trust, Inc. REIT	2,991,000	352,310
Iron Mountain Inc. REIT	10,166,200	318,202
Sun Communities, Inc. REIT	2,361,000	302,657
Ventas, Inc. REIT	2,464,400	168,442
AGNC Investment Corp. REIT	8,363,000	140,666
Gaming and Leisure Properties, Inc. REIT	624,000	24,323
		4,467,601

American Balanced Fund — Page 4 of 36

unaudited

Common stocks (continued) Utilities 0.62%	Shares	Value (000)
Public Service Enterprise Group Inc.	7,813,500	$459,590
DTE Energy Co.	2,311,000	295,531
Pinnacle West Capital Corp.	1,000,000	94,090
CMS Energy Corp.	997,900	57,788
		906,999
Total common stocks (cost: $61,132,664,000)		90,100,309
Preferred securities 0.14% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares	3,680,000	121,907
Financials 0.05%
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,520,000	70,838
CoBank, ACB, Class E, noncumulative2	7,440	4,966
		75,804
Total preferred securities (cost: $185,353,000)		197,711
Convertible stocks 0.12% Real estate 0.10%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	130,000	156,241
Health care 0.02%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	22,709	25,085
Total convertible stocks (cost: $165,223,000)		181,326
Bonds, notes & other debt instruments 33.45% Corporate bonds & notes 12.35% Financials 2.88%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,638
ACE INA Holdings Inc. 2.875% 2022	22,180	22,592
ACE INA Holdings Inc. 3.35% 2026	5,180	5,432
American Express Co. 2.20% 2020	29,000	28,966
American International Group, Inc. 4.20% 2028	8,760	9,370
AXA Equitable Holdings, Inc. 4.35% 2028	19,000	19,988
AXA SA, Series B, junior subordinated 6.379% (undated)2,4	2,000	2,269
Bank of America Corp. 2.625% 2020	20,000	20,079
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)4	29,689	29,991
Bank of America Corp. 2.881% 20234	11,750	11,901
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)4	13,850	14,074
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)4	34,000	35,232
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)4	18,650	19,573
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)4	11,381	11,814
Bank of America Corp. 3.248% 2027	11,250	11,531
Bank of America Corp. 3.559% 2027 (3-month USD-LIBOR + 1.06% on 4/23/2026)4	40,000	41,699
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)4	4,090	4,215
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)4	43,335	47,345
BB&T Corp. 2.625% 2022	22,500	22,646

American Balanced Fund — Page 5 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 2.75% 2022	$22,887	$23,165
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,302
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	35,329
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	11,254
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,082
BNP Paribas 3.50% 20232	61,825	63,617
BNP Paribas 3.375% 20252	61,623	62,710
BNP Paribas 4.375% 20252	5,700	5,992
BNP Paribas 4.375% 20262	6,350	6,661
Capital One Financial Corp. 3.45% 2021	103,000	104,877
Capital One Financial Corp. 3.20% 2023	20,000	20,511
Capital One Financial Corp. 3.90% 2024	14,125	14,840
Capital One Financial Corp. 3.20% 2025	20,000	20,397
Capital One Financial Corp. 4.25% 2025	20,000	21,438
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 20192,5,6,7	101	101
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 20192,5,6,7	77	77
Charles Schwab Corp. 3.45% 2026	1,616	1,692
Citigroup Inc. 2.35% 2021	20,500	20,488
Citigroup Inc. 2.90% 2021	66,789	67,485
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)4	70,077	70,976
Citigroup Inc. 3.875% 2023	8,225	8,701
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)4	30,000	32,081
Citigroup Inc. 4.65% 2048	12,160	14,161
CME Group Inc. 3.75% 2028	25,175	27,442
Commonwealth Bank of Australia 2.25% 20202	6,250	6,249
Crédit Agricole SA 2.375% 20212	6,645	6,655
Crédit Agricole SA 4.375% 20252	16,575	17,389
Credit Suisse Group AG 3.80% 2022	6,800	7,050
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)2,4	22,137	22,329
Credit Suisse Group AG 3.80% 2023	18,637	19,334
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)2,4	12,300	12,685
Danske Bank AS 2.70% 20222	22,500	22,560
Deutsche Bank AG 2.70% 2020	20,000	19,918
Deutsche Bank AG 3.15% 2021	6,039	5,999
Deutsche Bank AG 3.375% 2021	8,847	8,800
Deutsche Bank AG 4.25% 2021	24,132	24,348
Deutsche Bank AG 4.25% 2021	1,774	1,798
Deutsche Bank AG 5.00% 2022	5,120	5,278
Deutsche Bank AG 3.95% 2023	122,529	122,984
Deutsche Bank AG 3.70% 2024	10,050	9,842
Discover Financial Services 10.25% 2019	4,334	4,346
Discover Financial Services 4.65% 2028	51,050	55,871
DNB Bank ASA 2.375% 20212	10,000	10,020
Ford Motor Credit Co. 5.085% 2021	18,335	18,895
Ford Motor Credit Co. 3.81% 2024	61,242	61,563
Ford Motor Credit Co. 5.584% 2024	16,000	17,149
Goldman Sachs Group, Inc. 2.55% 2019	11,000	11,005
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.940% 20217	25,782	26,179
Goldman Sachs Group, Inc. 5.25% 2021	20,700	21,869
Goldman Sachs Group, Inc. 5.75% 2022	28,816	31,140
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)4	38,459	38,838
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)4	20,899	21,392
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)4	10,000	10,336
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)4	5,005	5,369

American Balanced Fund — Page 6 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 2.75% 20232	$10,050	$10,118
Groupe BPCE SA 5.70% 20232	13,830	15,146
Groupe BPCE SA 4.625% 20242	34,250	36,186
Groupe BPCE SA 5.15% 20242	54,250	58,698
HSBC Holdings PLC 2.65% 2022	15,000	15,060
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)4	22,500	22,900
HSBC Holdings PLC 4.25% 2024	8,000	8,447
HSBC Holdings PLC 3.803% 2025 (ICE LIBOR USD 3-month + 1.211% on 3/11/2024)4	9,400	9,795
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)4	25,500	27,866
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)4	11,250	11,747
Intesa Sanpaolo SpA 6.50% 20212	14,380	15,136
Intesa Sanpaolo SpA 3.125% 20222	53,355	52,815
Intesa Sanpaolo SpA 3.375% 20232	74,435	74,194
Intesa Sanpaolo SpA 5.017% 20242	108,112	108,427
Intesa Sanpaolo SpA 3.875% 20272	63,167	60,561
Intesa Sanpaolo SpA 3.875% 20282	46,813	44,781
Jefferies Financial Group Inc. 5.50% 2023	830	896
JPMorgan Chase & Co. 2.25% 2020	14,585	14,581
JPMorgan Chase & Co. 2.55% 2021	10,000	10,023
JPMorgan Chase & Co. 3.25% 2022	10,000	10,273
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)4	950	970
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)4	28,225	29,268
JPMorgan Chase & Co. 3.625% 2024	2,350	2,476
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)4	18,401	19,309
JPMorgan Chase & Co. 3.875% 2024	25,000	26,288
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)4	25,000	26,562
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)4	19,000	20,328
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)4	50,630	53,405
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)4	35,000	35,412
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)4	25,000	27,649
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.926% 20217	28,050	28,089
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)4	12,800	12,795
Lloyds Banking Group PLC 4.05% 2023	15,000	15,662
Lloyds Banking Group PLC 4.45% 2025	12,400	13,205
Lloyds Banking Group PLC 4.582% 2025	14,750	15,395
Lloyds Banking Group PLC 4.375% 2028	10,025	10,655
Marsh & McLennan Companies, Inc. 3.875% 2024	24,225	25,702
Marsh & McLennan Companies, Inc. 4.375% 2029	31,585	34,931
Marsh & McLennan Companies, Inc. 4.90% 2049	26,314	31,422
Metropolitan Life Global Funding I 2.50% 20202	46,300	46,414
Metropolitan Life Global Funding I 1.95% 20212	15,500	15,378
Morgan Stanley 2.50% 2021	10,000	10,020
Morgan Stanley 2.625% 2021	1,025	1,032
Morgan Stanley 5.75% 2021	2,835	2,978
Morgan Stanley 3.125% 2023	6,925	7,084
Morgan Stanley 3.70% 2024	9,540	10,068
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)4	35,000	36,502
Morgan Stanley 3.125% 2026	5,582	5,691
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)4	65,673	72,763
National Australia Bank Ltd. 1.375% 2019	10,200	10,197
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	9,961
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.700% 20242,7	8,150	8,152

American Balanced Fund — Page 7 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.70% 20212	$15,000	$14,840
New York Life Global Funding 2.35% 20262	11,890	11,682
Nordea Bank AB 2.50% 20202	14,825	14,861
Nordea Bank AB 2.25% 20212	8,800	8,785
PNC Bank 1.45% 2019	33,375	33,352
PNC Bank 2.60% 2020	30,000	30,097
PNC Bank 2.55% 2021	17,000	17,142
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,063
Prudential Financial, Inc. 3.50% 2024	23,600	24,939
Prudential Financial, Inc. 4.35% 2050	53,000	59,579
Rabobank Nederland 2.75% 2022	23,500	23,755
Rabobank Nederland 4.375% 2025	22,650	24,178
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)4	17,000	17,649
Santander Holdings USA, Inc. 4.45% 2021	25,000	25,999
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,574
Santander Holdings USA, Inc. 3.40% 2023	31,500	31,975
Santander Holdings USA, Inc. 3.50% 2024	41,975	42,642
Skandinaviska Enskilda Banken AB 1.875% 2021	23,790	23,509
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	10,079
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)2,4	10,400	11,164
Synchrony Bank 3.65% 2021	49,776	50,605
Synchrony Financial 3.75% 2021	17,670	18,007
Synchrony Financial 4.25% 2024	12,479	13,004
Synchrony Financial 4.375% 2024	11,650	12,202
Toronto-Dominion Bank 2.65% 2024	12,425	12,539
Travelers Companies, Inc. 4.00% 2047	13,520	14,957
UBS Group AG 4.125% 20252	28,250	30,156
UniCredit SpA 3.75% 20222	86,636	87,663
UniCredit SpA 6.572% 20222	73,370	78,002
UniCredit SpA 4.625% 20272	10,000	10,132
UniCredit SpA 5.861% 20322,4	47,859	45,877
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)2,4	35,400	37,567
Unum Group 3.875% 2025	5,045	5,220
US Bancorp 2.35% 2020	25,000	25,010
US Bancorp 2.625% 2022	16,225	16,412
US Bancorp 2.85% 2023	25,000	25,462
US Bancorp 3.40% 2023	43,925	45,882
US Bancorp 2.375% 2026	25,000	24,806
US Bank NA 2.125% 2019	30,000	29,984
US Bank NA 3.00% 2021	26,000	26,318
Wells Fargo & Co. 2.50% 2021	9,275	9,296
Wells Fargo & Co. 4.60% 2021	25,000	25,947
Wells Fargo & Co. 3.069% 2023	32,000	32,502
Wells Fargo & Co. 3.55% 2023	27,575	28,785
Wells Fargo & Co. 3.75% 2024	25,740	27,069
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)4	2,755	2,880
Wells Fargo & Co. 4.15% 2029	16,500	17,982
Westpac Banking Corp. 2.15% 2020	28,000	27,984
Westpac Banking Corp. 2.75% 2023	27,500	27,868
		4,220,319

American Balanced Fund — Page 8 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 1.85%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$28,952	$29,434
Abbott Laboratories 3.40% 2023	8,578	8,950
Abbott Laboratories 3.75% 2026	11,937	12,912
Abbott Laboratories 4.75% 2036	4,800	5,697
Abbott Laboratories 4.90% 2046	3,500	4,317
AbbVie Inc. 2.90% 2022	21,028	21,175
AbbVie Inc. 2.85% 2023	20,387	20,539
AbbVie Inc. 3.75% 2023	11,000	11,476
AbbVie Inc. 4.25% 2028	15,000	16,034
AbbVie Inc. 4.30% 2036	4,393	4,415
AbbVie Inc. 4.45% 2046	15,911	15,635
AbbVie Inc. 4.875% 2048	10,000	10,537
Allergan PLC 3.45% 2022	65,422	66,801
Allergan PLC 3.80% 2025	4,257	4,419
Allergan PLC 4.55% 2035	7,870	7,953
Allergan PLC 4.75% 2045	14,426	14,827
Allergan, Inc. 5.00% 20212	35,099	36,705
AmerisourceBergen Corp. 3.25% 2025	2,170	2,211
AmerisourceBergen Corp. 4.25% 2045	2,045	1,978
Amgen Inc. 2.70% 2022	10,620	10,722
Amgen Inc. 4.40% 2045	16,000	17,039
Anthem, Inc. 2.95% 2022	26,430	26,815
Anthem, Inc. 4.101% 2028	40,000	42,713
AstraZeneca PLC 2.375% 2022	14,720	14,823
AstraZeneca PLC 3.375% 2025	42,445	44,426
Baxalta Inc. 4.00% 2025	398	423
Bayer AG 2.375% 20192	8,245	8,235
Bayer US Finance II LLC 3.875% 20232	63,946	66,298
Bayer US Finance II LLC 4.25% 20252	75,846	80,267
Bayer US Finance II LLC 4.375% 20282	59,318	62,551
Bayer US Finance II LLC 4.40% 20442	13,090	12,221
Bayer US Finance II LLC 4.875% 20482	2,151	2,210
Becton, Dickinson and Co. 2.404% 2020	17,750	17,739
Becton, Dickinson and Co. 2.894% 2022	9,210	9,331
Becton, Dickinson and Co. 3.363% 2024	13,475	13,923
Boston Scientific Corp. 3.375% 2022	20,000	20,569
Boston Scientific Corp. 3.45% 2024	11,915	12,465
Boston Scientific Corp. 3.85% 2025	45,500	48,412
Boston Scientific Corp. 3.75% 2026	11,685	12,431
Boston Scientific Corp. 4.00% 2029	31,345	33,915
Bristol-Myers Squibb Co. 2.60% 20222	19,048	19,330
Bristol-Myers Squibb Co. 2.90% 20242	67,073	68,590
Bristol-Myers Squibb Co. 3.20% 20262	64,583	67,063
Bristol-Myers Squibb Co. 3.40% 20292	41,651	43,600
Bristol-Myers Squibb Co. 4.125% 20392	5,209	5,653
Bristol-Myers Squibb Co. 4.25% 20492	41,342	45,572
Cigna Corp. 3.40% 20212	33,775	34,434
Cigna Corp. 3.75% 20232	69,228	72,086
Cigna Corp. 4.125% 20252	12,895	13,706
Cigna Corp. 4.375% 20282	43,193	46,623
Cigna Corp. 4.80% 20382	40,085	43,241
Cigna Corp. 4.90% 20482	12,745	13,881
CVS Health Corp. 3.35% 2021	5,715	5,794
CVS Health Corp. 3.70% 2023	7,790	8,047

American Balanced Fund — Page 9 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 4.10% 2025	$122,057	$128,750
CVS Health Corp. 4.30% 2028	52,467	55,344
CVS Health Corp. 4.78% 2038	8,492	8,865
CVS Health Corp. 5.05% 2048	37,141	39,563
Eli Lilly and Co. 3.375% 2029	24,265	25,853
Eli Lilly and Co. 3.95% 2049	10,000	10,828
EMD Finance LLC 3.25% 20252	6,643	6,784
GlaxoSmithKline PLC 2.875% 2022	50,000	50,920
GlaxoSmithKline PLC 3.00% 2024	40,965	42,327
GlaxoSmithKline PLC 3.625% 2025	12,165	12,950
HCA Inc. 6.50% 2020	9,800	10,026
Humana Inc. 3.15% 2022	20,000	20,423
Medtronic, Inc. 3.50% 2025	22,500	23,867
Merck & Co., Inc. 2.90% 2024	24,172	24,979
Merck & Co., Inc. 3.40% 2029	10,000	10,655
Mylan Laboratories Inc. 3.15% 2021	18,347	18,352
Pfizer Inc. 2.80% 2022	20,880	21,250
Pfizer Inc. 2.95% 2024	14,095	14,534
Pfizer Inc. 3.45% 2029	61,045	64,641
Pfizer Inc. 4.00% 2049	26,435	28,827
Roche Holdings, Inc. 1.75% 20222	18,330	18,117
Roche Holdings, Inc. 3.35% 20242	9,000	9,432
Roche Holdings, Inc. 3.00% 20252	19,000	19,636
Shire PLC 2.40% 2021	40,634	40,564
Shire PLC 2.875% 2023	93,763	94,706
Shire PLC 3.20% 2026	88,671	89,617
Takeda Pharmaceutical Co., Ltd. 4.00% 20212	30,000	31,003
Takeda Pharmaceutical Co., Ltd. 4.40% 20232	63,195	67,726
Takeda Pharmaceutical Co., Ltd. 5.00% 20282	10,000	11,331
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	58,620
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	138,134
Teva Pharmaceutical Finance Co. BV 3.15% 2026	147,999	115,439
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,260
UnitedHealth Group Inc. 4.45% 2048	11,500	13,184
WellPoint, Inc. 2.25% 2019	15,500	15,495
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,236
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,150
		2,710,551
Energy 1.28%
Anadarko Petroleum Corp. 4.85% 2021	19,615	20,307
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,623
Andeavor Logistics LP 3.50% 2022	5,345	5,474
Apache Corp. 5.35% 2049	10,000	10,591
BP Capital Markets PLC 4.234% 2028	36,375	40,471
Canadian Natural Resources Ltd. 2.95% 2023	40,645	41,061
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,799
Canadian Natural Resources Ltd. 4.95% 2047	8,402	9,581
Cenovus Energy Inc. 3.80% 2023	20,710	21,314
Cenovus Energy Inc. 4.25% 2027	50,790	52,568
Cenovus Energy Inc. 5.25% 2037	10,000	10,477
Cenovus Energy Inc. 5.40% 2047	30,950	33,521
Chevron Corp. 2.566% 2023	13,000	13,206
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,089

American Balanced Fund — Page 10 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.875% 2025	$21,005	$24,269
Enbridge Energy Partners, LP 5.50% 2040	15,000	17,530
Enbridge Energy Partners, LP 7.375% 2045	45,188	66,393
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	13,003
Enbridge Inc. 4.00% 2023	9,535	10,021
Enbridge Inc. 3.70% 2027	26,253	27,126
Energy Transfer Partners, LP 4.15% 2020	11,500	11,699
Energy Transfer Partners, LP 4.20% 2023	11,190	11,735
Energy Transfer Partners, LP 4.50% 2024	18,395	19,578
Energy Transfer Partners, LP 4.75% 2026	19,000	20,366
Energy Transfer Partners, LP 4.00% 2027	3,300	3,401
Energy Transfer Partners, LP 4.20% 2027	958	996
Energy Transfer Partners, LP 4.95% 2028	12,225	13,371
Energy Transfer Partners, LP 5.25% 2029	38,157	42,706
Energy Transfer Partners, LP 5.30% 2047	13,961	14,570
Energy Transfer Partners, LP 5.40% 2047	10,000	10,640
Energy Transfer Partners, LP 6.00% 2048	13,082	14,938
Energy Transfer Partners, LP 6.25% 2049	63,157	74,861
EnLink Midstream Partners, LP 5.45% 2047	7,245	6,231
Enterprise Products Operating LLC 3.90% 2024	16,545	17,544
Enterprise Products Operating LLC 3.95% 2027	550	589
EOG Resources, Inc. 4.15% 2026	10,220	11,134
EQT Corp. 3.00% 2022	7,635	7,576
EQT Corp. 3.90% 2027	15,080	14,268
Equinor ASA 3.625% 2028	49,745	53,661
Exxon Mobil Corp. 2.222% 2021	18,000	18,046
Halliburton Co. 3.80% 2025	4,465	4,683
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,042
Kinder Morgan, Inc. 4.30% 2028	15,000	16,074
Kinder Morgan, Inc. 5.30% 2034	8,205	9,286
Kinder Morgan, Inc. 5.20% 2048	12,926	14,612
MPLX LP 4.125% 2027	5,880	6,158
MPLX LP 4.50% 2038	12,500	12,630
Noble Energy, Inc. 4.95% 2047	6,000	6,370
Petróleos Mexicanos 5.375% 2022	40,000	40,502
Petróleos Mexicanos 4.625% 2023	32,850	32,193
Petróleos Mexicanos 6.875% 2026	174,370	176,637
Petróleos Mexicanos 6.50% 2027	143,225	141,607
Petróleos Mexicanos 5.35% 2028	30,000	27,378
Phillips 66 3.90% 2028	11,175	11,747
Phillips 66 Partners LP 3.605% 2025	1,950	2,010
Phillips 66 Partners LP 3.55% 2026	3,350	3,412
Phillips 66 Partners LP 4.68% 2045	6,580	6,814
Phillips 66 Partners LP 4.90% 2046	5,510	5,874
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,681
Sabine Pass Liquefaction, LLC 5.625% 20234	50,000	54,473
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	55,619
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,734
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	13,822
Saudi Arabian Oil Co. 2.875% 20242	28,506	28,697
Saudi Arabian Oil Co. 3.50% 20292	55,780	56,519
Schlumberger BV 3.625% 20222	11,340	11,709
Schlumberger BV 4.00% 20252	10,000	10,587
Shell International Finance BV 2.25% 2020	8,375	8,387

American Balanced Fund — Page 11 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 1.875% 2021	$15,000	$14,937
Shell International Finance BV 3.50% 2023	8,940	9,390
Shell International Finance BV 3.875% 2028	15,000	16,437
Statoil ASA 2.75% 2021	5,395	5,489
Statoil ASA 3.25% 2024	1,690	1,767
Statoil ASA 4.25% 2041	6,000	6,703
TC PipeLines, LP 4.375% 2025	6,390	6,734
Total Capital International 3.455% 2029	52,380	55,806
Total Capital SA 3.883% 2028	55,000	60,522
TransCanada PipeLines Ltd. 4.25% 2028	17,075	18,452
TransCanada PipeLines Ltd. 4.75% 2038	22,400	24,572
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,160
TransCanada PipeLines Ltd. 4.875% 2048	10,000	11,176
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)4	6,410	6,352
Williams Partners LP 4.50% 2023	6,400	6,836
Williams Partners LP 4.30% 2024	7,870	8,361
Woodside Petroleum Ltd. 3.65% 20252	12,400	12,729
		1,881,014
Utilities 1.26%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20252	25,500	27,055
AEP Transmission Co. LLC 3.75% 2047	9,870	10,141
AEP Transmission Co. LLC 4.25% 2048	12,600	13,830
Ameren Corp. 3.65% 2026	1,410	1,465
Ameren Corp. 3.70% 2047	10,000	10,329
Ameren Corp. 4.50% 2049	13,000	15,226
American Electric Power Co., Inc. 2.15% 2020	9,800	9,778
American Electric Power Co., Inc. 2.95% 2022	13,694	13,908
Avangrid, Inc. 3.80% 2029	41,600	43,594
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,353
CenterPoint Energy, Inc. 2.50% 2022	4,510	4,525
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,450
CMS Energy Corp. 5.05% 2022	8,215	8,742
Comision Federal de Electricidad 4.75% 20272	10,725	11,050
Commonwealth Edison Co. 4.35% 2045	8,345	9,465
Commonwealth Edison Co. 4.00% 2048	11,750	12,753
Commonwealth Edison Co. 2.55% 2026	11,270	11,215
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,600	9,893
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	22,112
Consumers Energy Co. 3.375% 2023	1,435	1,491
Consumers Energy Co. 3.125% 2024	10,520	10,827
Consumers Energy Co. 3.25% 2046	10,635	10,177
Consumers Energy Co. 4.05% 2048	27,710	30,567
Consumers Energy Co. 3.75% 2050	11,300	11,927
Dominion Resources, Inc. 1.60% 2019	3,660	3,655
Dominion Resources, Inc. 2.962% 20194	11,040	11,040
Dominion Resources, Inc. 2.579% 20204	7,025	7,016
Dominion Resources, Inc. 2.00% 2021	6,765	6,711
Dominion Resources, Inc. 2.75% 2022	36,516	36,790
Dominion Resources, Inc. 3.071% 20244	14,350	14,467
DTE Energy Co. 2.60% 2022	16,850	16,932
DTE Energy Co. 3.95% 2049	16,745	18,262
Duke Energy Carolinas, Inc. 3.95% 2028	21,375	23,275

American Balanced Fund — Page 12 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, Inc. 3.70% 2047	$6,625	$6,769
Duke Energy Corp. 3.75% 2024	24,295	25,653
Duke Energy Corp. 2.65% 2026	21,250	21,009
Duke Energy Florida, LLC 3.20% 2027	23,075	23,812
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,648
Duke Energy Progress Inc. 4.15% 2044	26,190	28,356
Duke Energy Progress Inc. 3.70% 2046	29,270	29,745
Duke Energy Progress, LLC 3.375% 2023	3,925	4,093
EDP Finance BV 3.625% 20242	35,450	36,546
Electricité de France SA 2.35% 20202	4,600	4,603
Electricité de France SA 4.75% 20352	3,500	3,826
Electricité de France SA 4.875% 20382	7,025	8,004
Electricité de France SA 5.60% 2040	1,475	1,796
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)4	11,600	12,452
Emera US Finance LP 2.70% 2021	6,165	6,186
Emera US Finance LP 3.55% 2026	17,715	18,140
Enel Finance International SA 2.875% 20222	7,766	7,828
Enel Finance International SA 4.25% 20232	35,981	37,795
Enel Finance International SA 4.625% 20252	26,746	28,718
Enel Finance International SA 3.50% 20282	20,897	20,611
Enel Finance International SA 4.875% 20292	34,050	37,228
Enersis Américas SA 4.00% 2026	4,330	4,482
Entergy Corp. 4.00% 2022	7,994	8,317
Entergy Corp. 2.95% 2026	24,040	24,057
Entergy Louisiana, LLC 4.20% 2048	14,025	15,517
Eversource Energy 3.80% 2023	10,245	10,812
Eversource Energy 2.70% 2026	4,085	4,000
Exelon Corp. 2.85% 2020	15,000	15,058
Exelon Corp. 3.497% 20224	90,158	92,421
Exelon Corp. 3.40% 2026	2,840	2,917
Exelon Corp. 4.45% 2046	2,525	2,688
FirstEnergy Corp. 3.90% 2027	47,388	49,747
FirstEnergy Corp. 4.85% 2047	43,720	49,713
FirstEnergy Corp., Series B, 4.25% 2023	22,965	24,133
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,114
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	21,926
Mississippi Power Co. 4.25% 2042	2,675	2,697
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,434
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	22,571
NiSource Finance Corp. 2.65% 2022	14,850	14,947
Northeast Utilities 3.15% 2025	8,845	9,033
Northern States Power Co. 4.125% 2044	18,000	19,619
NSTAR Electric Co. 3.25% 2029	20,000	20,761
NV Energy, Inc. 6.25% 2020	10,168	10,693
Oncor Electric Delivery Co. LLC 2.75% 20242	33,725	34,363
Pacific Gas and Electric Co. 3.75% 20248	20,000	19,750
PacifiCorp, First Mortgage Bonds, 3.60% 2024	18,405	19,316
PacifiCorp, First Mortgage Bonds, 4.125% 2049	18,825	20,771
Public Service Co. of Colorado 2.25% 2022	6,000	6,008
Public Service Electric and Gas Co. 3.05% 2024	13,425	13,816
Public Service Electric and Gas Co. 3.20% 2029	20,000	20,716
Public Service Electric and Gas Co. 3.85% 2049	10,260	11,003
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,788
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,209

American Balanced Fund — Page 13 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group Inc. 2.875% 2024	$18,525	$18,719
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,763
Puget Energy, Inc. 6.50% 2020	5,750	6,068
Puget Energy, Inc. 6.00% 2021	13,200	14,109
Puget Energy, Inc. 5.625% 2022	15,427	16,551
Puget Energy, Inc. 3.65% 2025	9,400	9,626
South Carolina Electric & Gas Co. 4.25% 2028	13,725	15,263
Southern California Edison Co. 2.90% 2021	34,593	34,679
Southern California Edison Co. 3.875% 2021	3,938	4,013
Southern California Edison Co. 1.845% 2022	4,144	4,072
Southern California Edison Co. 2.40% 2022	6,677	6,636
Southern California Edison Co. 3.40% 2023	10,952	11,174
Southern California Edison Co. 3.50% 2023	33,758	34,748
Southern California Edison Co. 3.70% 2025	14,158	14,643
Southern California Edison Co. 3.65% 2028	10,620	10,878
Southern California Edison Co. 4.20% 2029	62,790	66,882
Southern California Edison Co. 5.75% 2035	8,292	9,451
Southern California Edison Co. 4.00% 2047	16,650	16,589
Southern California Edison Co. 4.875% 2049	25,824	29,053
Southern California Edison Co., Series C, 3.60% 2045	7,029	6,534
Southern California Edison Co., Series C, 4.125% 2048	10,500	10,590
Tampa Electric Co. 4.35% 2044	11,410	12,277
Virginia Electric and Power Co. 2.95% 2026	10,000	10,170
Virginia Electric and Power Co. 3.80% 2028	8,247	8,844
Virginia Electric and Power Co. 4.60% 2048	10,125	11,664
Xcel Energy Inc. 4.70% 2020	4,845	4,884
Xcel Energy Inc. 3.30% 2025	5,795	5,983
		1,850,099
Consumer discretionary 1.20%
Amazon.com, Inc. 2.40% 2023	24,500	24,745
Amazon.com, Inc. 2.80% 2024	24,500	25,235
Amazon.com, Inc. 3.80% 2024	35,000	37,761
American Honda Finance Corp. 3.50% 2028	10,000	10,538
Bayerische Motoren Werke AG 3.45% 20232	61,070	62,951
DaimlerChrysler North America Holding Corp. 2.25% 20202	9,780	9,769
DaimlerChrysler North America Holding Corp. 2.00% 20212	22,525	22,294
DaimlerChrysler North America Holding Corp. 3.00% 20212	40,000	40,319
DaimlerChrysler North America Holding Corp. 3.35% 20232	12,800	13,107
DaimlerChrysler North America Holding Corp. 3.65% 20242	23,000	23,888
DaimlerChrysler North America Holding Corp. 3.75% 20282	4,198	4,389
Ford Motor Credit Co. 2.597% 2019	13,000	12,994
Ford Motor Credit Co. 2.343% 2020	36,275	36,022
Ford Motor Credit Co. 3.157% 2020	14,624	14,680
Ford Motor Credit Co. 3.20% 2021	8,300	8,327
Ford Motor Credit Co. 3.47% 2021	993	1,000
Ford Motor Credit Co. 3.813% 2021	23,321	23,655
Ford Motor Credit Co. 2.979% 2022	13,734	13,589
Ford Motor Credit Co. 3.219% 2022	590	591
Ford Motor Credit Co. 3.339% 2022	29,703	29,822
Ford Motor Credit Co. 5.596% 2022	17,641	18,686
Ford Motor Credit Co. 3.096% 2023	42,618	42,009
Ford Motor Credit Co. 4.14% 2023	20,000	20,382
Ford Motor Credit Co. 4.375% 2023	10,714	11,004

American Balanced Fund — Page 14 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.664% 2024	$10,350	$10,236
Ford Motor Credit Co. 4.687% 2025	7,472	7,675
Ford Motor Credit Co. 3.815% 2027	3,000	2,876
General Motors Co. 4.875% 2023	29,129	30,912
General Motors Co. 4.35% 2025	5,780	5,967
General Motors Co. 6.25% 2043	8,424	8,973
General Motors Co. 5.20% 2045	3,790	3,649
General Motors Co. 6.75% 2046	4,667	5,284
General Motors Co. 5.40% 2048	17,835	17,404
General Motors Co. 5.95% 2049	24,960	26,255
General Motors Financial Co. 2.35% 2019	18,000	17,991
General Motors Financial Co. 3.70% 2020	10,000	10,132
General Motors Financial Co. 4.20% 2021	30,183	31,089
General Motors Financial Co. 3.15% 2022	7,891	7,942
General Motors Financial Co. 3.45% 2022	37,033	37,594
General Motors Financial Co. 3.45% 2022	21,750	22,068
General Motors Financial Co. 3.55% 2022	77,020	78,401
General Motors Financial Co. 3.25% 2023	50,308	50,526
General Motors Financial Co. 3.70% 2023	52,170	52,964
General Motors Financial Co. 4.15% 2023	25,147	25,919
General Motors Financial Co. 3.50% 2024	51,395	51,331
General Motors Financial Co. 3.95% 2024	45,284	46,276
General Motors Financial Co. 5.10% 2024	2,655	2,841
General Motors Financial Co. 4.30% 2025	8,175	8,433
General Motors Financial Co. 4.35% 2027	11,250	11,465
Home Depot, Inc. 1.80% 2020	19,600	19,534
Home Depot, Inc. 4.40% 2021	15,000	15,523
Home Depot, Inc. 3.25% 2022	20,125	20,771
Home Depot, Inc. 2.95% 2029	32,020	32,836
Home Depot, Inc. 5.95% 2041	7,500	10,173
Home Depot, Inc. 4.25% 2046	16,500	18,641
Home Depot, Inc. 3.90% 2047	20,000	21,577
Hyundai Capital America 2.00% 20192	11,960	11,960
Hyundai Capital America 2.55% 20202	11,300	11,282
Hyundai Capital America 2.75% 20202	5,000	5,004
Hyundai Capital America 3.45% 20212	42,460	42,935
Hyundai Capital America 3.75% 20212	20,000	20,398
Hyundai Capital America 3.00% 20222	40,500	40,651
Hyundai Capital America 3.25% 20222	17,700	17,884
Hyundai Capital America 3.95% 20222	20,000	20,532
Hyundai Capital America 3.40% 20242	36,820	37,025
Lowe’s Companies, Inc. 2.50% 2026	10,000	9,822
Lowe’s Companies, Inc. 3.65% 2029	41,136	43,012
Lowe’s Companies, Inc. 4.55% 2049	11,545	12,461
McDonald’s Corp. 3.80% 2028	14,775	15,870
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,844
Nordstrom, Inc. 4.00% 2021	6,245	6,412
Starbucks Corp. 3.10% 2023	22,854	23,514
Starbucks Corp. 4.50% 2048	13,480	14,805
Toyota Motor Credit Corp. 2.25% 2023	14,085	14,066
Toyota Motor Credit Corp. 3.05% 2028	15,800	16,307
Volkswagen Group of America Finance, LLC 4.00% 20212	54,878	56,644

American Balanced Fund — Page 15 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 20232	$60,901	$64,126
Volkswagen Group of America Finance, LLC 4.625% 20252	47,466	51,584
		1,762,153
Consumer staples 1.19%
Altria Group, Inc. 9.25% 2019	5,067	5,099
Altria Group, Inc. 4.40% 2026	25,754	27,552
Altria Group, Inc. 4.80% 2029	55,420	59,826
Altria Group, Inc. 9.95% 2038	13,500	20,662
Altria Group, Inc. 5.80% 2039	45,980	51,711
Altria Group, Inc. 4.50% 2043	5,466	5,198
Altria Group, Inc. 5.95% 2049	53,799	61,268
Anheuser-Busch Co./InBev Worldwide 4.70% 2036	11,205	12,341
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	22,125	24,629
Anheuser-Busch InBev NV 4.15% 2025	42,036	45,521
Anheuser-Busch InBev NV 4.00% 2028	69,467	74,871
Anheuser-Busch InBev NV 5.45% 2039	34,000	40,459
Anheuser-Busch InBev NV 4.60% 2048	9,578	10,302
Anheuser-Busch InBev NV 5.55% 2049	13,164	16,075
British American Tobacco International Finance PLC 3.95% 20252	16,500	17,084
British American Tobacco PLC 3.222% 2024	124,000	125,094
British American Tobacco PLC 3.557% 2027	84,069	83,734
British American Tobacco PLC 4.39% 2037	25,500	24,282
British American Tobacco PLC 4.54% 2047	61,008	56,622
Conagra Brands, Inc. 3.80% 2021	12,607	12,957
Conagra Brands, Inc. 4.30% 2024	69,311	73,524
Conagra Brands, Inc. 5.30% 2038	24,622	26,789
Conagra Brands, Inc. 5.40% 2048	3,467	3,807
Constellation Brands, Inc. 2.65% 2022	27,175	27,276
Constellation Brands, Inc. 2.70% 2022	2,905	2,924
Constellation Brands, Inc. 3.20% 2023	10,715	10,958
Constellation Brands, Inc. 3.60% 2028	10,000	10,316
Constellation Brands, Inc. 4.50% 2047	3,465	3,615
Constellation Brands, Inc. 4.10% 2048	22,000	21,876
Costco Wholesale Corp. 2.75% 2024	57,500	59,084
General Mills, Inc. 3.70% 2023	3,120	3,272
Imperial Tobacco Finance PLC 3.50% 20232	17,000	17,321
Keurig Dr Pepper Inc. 4.057% 2023	37,500	39,381
Keurig Dr Pepper Inc. 4.417% 2025	48,696	52,202
Keurig Dr Pepper Inc. 4.597% 2028	15,564	17,059
Keurig Dr Pepper Inc. 4.985% 2038	43,296	47,581
Keurig Dr Pepper Inc. 5.085% 2048	22,076	24,589
Kraft Heinz Co. 3.50% 2022	23,285	23,912
Kraft Heinz Co. 4.375% 2046	5,290	5,030
Kroger Co. 3.50% 2026	16,135	16,501
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,585
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,631
Molson Coors Brewing Co. 1.45% 2019	7,465	7,462
Molson Coors Brewing Co. 2.25% 2020	8,590	8,570
Molson Coors Brewing Co. 3.00% 2026	9,670	9,558
Molson Coors Brewing Co. 4.20% 2046	11,810	11,417
Pernod Ricard SA 4.45% 20222	9,600	10,046
Philip Morris International Inc. 2.00% 2020	23,400	23,334
Philip Morris International Inc. 1.875% 2021	6,340	6,306

American Balanced Fund — Page 16 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.375% 2022	$20,565	$20,577
Philip Morris International Inc. 2.625% 2022	13,750	13,867
Philip Morris International Inc. 2.875% 2024	21,097	21,422
Philip Morris International Inc. 3.25% 2024	10,000	10,358
Philip Morris International Inc. 3.375% 2025	27,395	28,492
Philip Morris International Inc. 3.375% 2029	21,097	21,754
Philip Morris International Inc. 4.25% 2044	6,000	6,294
Procter & Gamble Co. 1.70% 2021	8,270	8,213
Reckitt Benckiser Group PLC 2.375% 20222	19,000	18,976
Reynolds American Inc. 3.25% 2022	10,640	10,745
Reynolds American Inc. 4.00% 2022	3,410	3,537
Reynolds American Inc. 4.45% 2025	53,630	56,883
Reynolds American Inc. 5.70% 2035	1,555	1,710
Reynolds American Inc. 5.85% 2045	32,595	35,164
Wal-Mart Stores, Inc. 3.40% 2023	30,140	31,669
Wal-Mart Stores, Inc. 2.85% 2024	41,770	43,121
Wal-Mart Stores, Inc. 3.05% 2026	21,505	22,489
Wal-Mart Stores, Inc. 3.70% 2028	20,996	22,936
WM. Wrigley Jr. Co. 3.375% 20202	22,500	22,808
		1,750,228
Information technology 0.72%
Apple Inc. 3.00% 2024	10,000	10,340
Broadcom Inc. 3.125% 20222	32,600	32,791
Broadcom Inc. 3.625% 20242	67,600	68,003
Broadcom Inc. 4.25% 20262	202,600	205,421
Broadcom Inc. 4.75% 20292	96,321	98,788
Broadcom Ltd. 3.625% 2024	136,825	138,308
Broadcom Ltd. 3.875% 2027	107,415	105,405
Broadcom Ltd. 3.50% 2028	28,198	26,783
Fidelity National Information Services, Inc. 3.75% 2029	4,910	5,218
Fiserv, Inc. 2.75% 2024	35,415	35,690
Fiserv, Inc. 3.20% 2026	57,425	58,663
Fiserv, Inc. 3.50% 2029	26,565	27,298
Fiserv, Inc. 4.40% 2049	17,710	18,618
Intel Corp. 3.70% 2025	22,000	23,593
International Business Machines Corp. 3.30% 2026	23,000	23,833
Microsoft Corp. 1.55% 2021	11,600	11,502
Microsoft Corp. 2.40% 2026	15,000	15,077
Microsoft Corp. 3.30% 2027	21,655	22,966
Microsoft Corp. 4.20% 2035	18,000	20,653
Microsoft Corp. 4.10% 2037	10,750	12,278
Microsoft Corp. 3.70% 2046	15,000	16,158
Visa Inc. 2.80% 2022	23,000	23,558
Visa Inc. 3.15% 2025	34,000	35,675
VMware, Inc. 2.95% 2022	25,000	25,202
		1,061,821
Industrials 0.70%
3M Co. 2.25% 2026	10,000	9,805
Air Lease Corp. 3.75% 2026	25,000	25,615
Avolon Holdings Funding Ltd. 3.625% 20222	36,247	36,785
Avolon Holdings Funding Ltd. 3.95% 20242	69,363	71,155
Avolon Holdings Funding Ltd. 4.375% 20262	41,575	42,841

American Balanced Fund — Page 17 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 2.80% 2024	$14,510	$14,762
Boeing Co. 3.10% 2026	18,816	19,414
Boeing Co. 3.20% 2029	35,275	36,418
Boeing Co. 3.60% 2034	41,955	43,834
Boeing Co. 3.90% 2049	16,955	17,871
Bohai Financial Investment Holding Co., Ltd. 5.25% 20222	8,800	9,311
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	25	26
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,126	1,204
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	238	248
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	908	940
CSX Corp. 3.80% 2028	43,025	46,272
CSX Corp. 4.25% 2029	14,593	16,259
CSX Corp. 4.30% 2048	19,000	20,606
CSX Corp. 4.50% 2049	12,625	14,157
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	2,076	2,220
FedEx Corp. 4.75% 2045	35,000	36,664
Fortive Corp. 2.35% 2021	6,505	6,493
General Dynamics Corp. 3.375% 2023	24,469	25,561
General Dynamics Corp. 3.50% 2025	19,536	20,820
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,586
General Electric Co. 2.70% 2022	11,000	10,988
General Electric Co. 4.125% 2042	11,000	10,142
Honeywell International Inc. 1.85% 2021	17,905	17,782
IHS Markit Ltd. 4.25% 2029	16,000	16,879
Lockheed Martin Corp. 3.10% 2023	4,710	4,836
Lockheed Martin Corp. 3.55% 2026	18,885	20,084
Mexican Government 5.50% 2046	5,677	5,684
Mexican Government 5.50% 2047	7,704	7,714
Mexican Government 5.50% 20472	422	423
Northrop Grumman Corp. 2.93% 2025	35,118	35,834
Northrop Grumman Corp. 3.25% 2028	19,115	19,630
Rockwell Collins, Inc. 1.95% 2019	8,465	8,463
Rockwell Collins, Inc. 2.80% 2022	22,725	22,965
Roper Technologies, Inc. 2.80% 2021	9,660	9,724
Roper Technologies, Inc. 3.80% 2026	8,325	8,697
Siemens AG 2.70% 20222	51,020	51,559
Southwest Airlines Co. 2.75% 2019	6,255	6,254
Thomson Reuters Corp. 4.30% 2023	4,500	4,790
Thomson Reuters Corp. 3.35% 2026	12,410	12,467
Thomson Reuters Corp. 5.65% 2043	2,000	2,254
Union Pacific Corp. 3.15% 2024	22,072	22,763
Union Pacific Corp. 3.75% 2025	24,640	26,344
Union Pacific Corp. 3.95% 2028	30,000	32,867
Union Pacific Corp. 3.70% 2029	31,310	33,636
United Technologies Corp. 3.10% 2022	14,783	15,127
United Technologies Corp. 3.65% 2023	23,737	24,866
United Technologies Corp. 3.95% 2025	13,225	14,267
United Technologies Corp. 4.125% 2028	16,815	18,479
Vinci SA 3.75% 20292	21,353	22,952
Waste Management, Inc. 2.90% 2022	15,000	15,391
		1,025,728

American Balanced Fund — Page 18 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 0.65%	Principal amount (000)	Value (000)
Alphabet Inc. 1.998% 2026	$17,000	$16,589
AT&T Inc. 3.80% 2027	6,045	6,290
AT&T Inc. 4.35% 2029	41,765	44,843
British Telecommunications PLC 9.625% 20304	7,758	11,694
CBS Corp. 3.50% 2025	15,000	15,365
CBS Corp. 4.60% 2045	25,000	25,857
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	12,500	13,314
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,859
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	19,767	21,795
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	7,925	9,342
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	10,000	10,539
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	44,561	49,333
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	31,622	32,167
Comcast Corp. 3.95% 2025	38,738	41,802
Comcast Corp. 3.15% 2026	11,215	11,595
Comcast Corp. 2.35% 2027	17,000	16,592
Comcast Corp. 4.15% 2028	23,524	25,950
Comcast Corp. 3.20% 2036	7,250	7,055
Comcast Corp. 6.45% 2037	15,000	20,337
Comcast Corp. 3.90% 2038	12,750	13,455
Comcast Corp. 4.60% 2038	20,000	22,919
Comcast Corp. 4.60% 2045	20,000	22,740
Comcast Corp. 4.70% 2048	15,355	18,020
Deutsche Telekom International Finance BV 1.95% 20212	10,000	9,896
Deutsche Telekom International Finance BV 2.82% 20222	23,714	23,931
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,500
Discovery Communications, Inc. 5.30% 2049	13,215	14,222
Fox Corp. 3.666% 20222	17,915	18,515
Fox Corp. 4.03% 20242	19,480	20,724
Fox Corp. 4.709% 20292	20,000	22,330
Fox Corp. 5.476% 20392	20,000	23,634
Fox Corp. 5.576% 20492	15,000	18,310
France Télécom 4.125% 2021	20,000	20,797
NBCUniversal Enterprise, Inc. 5.25% 20492	5,730	5,870
Orange SA 5.50% 2044	14,000	17,429
Tencent Holdings Ltd. 3.28% 20242	16,000	16,347
Tencent Holdings Ltd. 3.975% 20292	16,000	16,730
Verizon Communications Inc. 4.125% 2027	26,900	29,308
Verizon Communications Inc. 4.50% 2033	23,000	25,915
Verizon Communications Inc. 4.272% 2036	47,680	51,679
Verizon Communications Inc. 4.125% 2046	30,000	31,329
Vodafone Group PLC 3.75% 2024	41,200	43,160
Vodafone Group PLC 4.125% 2025	9,000	9,594
Vodafone Group PLC 4.375% 2028	10,000	10,809
Vodafone Group PLC 5.25% 2048	10,000	11,073
Vodafone Group PLC 4.875% 2049	34,000	35,795
		955,349
Real estate 0.33%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,177
Alexandria Real Estate Equities, Inc. 4.85% 2049	8,165	9,363
American Campus Communities, Inc. 3.35% 2020	21,070	21,294
American Campus Communities, Inc. 3.75% 2023	11,715	12,129
American Campus Communities, Inc. 4.125% 2024	10,965	11,571

American Balanced Fund — Page 19 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.625% 2027	$8,932	$9,115
American Tower Corp. 3.55% 2027	6,815	6,950
American Tower Corp. 3.60% 2028	15,000	15,276
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,700
Corporate Office Properties LP 3.60% 2023	6,000	6,044
Corporate Office Properties LP 5.25% 2024	20,030	21,469
Corporate Office Properties LP 5.00% 2025	1,235	1,324
EPR Properties 4.75% 2026	29,600	31,378
EPR Properties 4.50% 2027	20,125	21,003
ERP Operating LP 4.75% 2020	12,000	12,207
Essex Portfolio LP 3.875% 2024	27,215	28,543
Essex Portfolio LP 3.50% 2025	27,075	27,969
Essex Portfolio LP 3.375% 2026	2,395	2,449
HCP, Inc. 3.25% 2026	20,550	20,650
Hospitality Properties Trust 4.25% 2021	8,425	8,519
Hospitality Properties Trust 5.00% 2022	4,350	4,562
Hospitality Properties Trust 4.50% 2023	21,820	22,602
Hospitality Properties Trust 4.95% 2027	11,000	11,082
Hospitality Properties Trust 3.95% 2028	12,610	11,888
Prologis, Inc. 4.25% 2023	20,000	21,387
Public Storage 2.37% 2022	8,640	8,691
Scentre Group 2.375% 20192	14,845	14,835
Scentre Group 3.25% 20252	1,780	1,796
Scentre Group 3.50% 20252	10,415	10,652
Scentre Group 3.75% 20272	13,620	14,029
WEA Finance LLC 2.70% 20192	5,395	5,395
WEA Finance LLC 3.25% 20202	26,437	26,690
Welltower Inc. 3.95% 2023	20,600	21,676
Westfield Corp. Ltd. 3.15% 20222	35,935	36,532
		484,947
Materials 0.29%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)2,4	3,175	3,311
Chevron Phillips Chemical Co. LLC 3.30% 20232	9,750	9,960
Chevron Phillips Chemical Co. LLC 3.70% 20282	25,000	26,194
Dow Chemical Co. 3.15% 20242	34,020	34,704
Dow Chemical Co. 4.55% 20252	23,705	25,827
Dow Chemical Co. 3.625% 20262	34,630	35,919
Dow Chemical Co. 4.80% 20492	29,036	31,324
DowDuPont Inc. 4.205% 2023	25,835	27,664
DowDuPont Inc. 4.493% 2025	43,561	48,211
DowDuPont Inc. 4.725% 2028	12,547	14,185
Eastman Chemical Co. 3.80% 2025	7,405	7,760
Ecolab Inc. 4.35% 2021	816	856
Ecolab Inc. 5.50% 2041	204	259
Ecolab Inc. 3.95% 2047	1,664	1,789
Georgia-Pacific Corp. 2.539% 20192	21,000	21,002
Glencore Funding LLC 4.125% 20242	16,500	17,135
Holcim Ltd. 5.15% 20232	17,000	18,237
International Paper Co. 7.30% 2039	7,835	10,215
Mosaic Co. 3.25% 2022	19,000	19,396
Mosaic Co. 4.05% 2027	17,940	18,550
Sherwin-Williams Co. 2.25% 2020	19,000	18,968

American Balanced Fund — Page 20 of 36

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 2.75% 2022	$8,730	$8,821
Sherwin-Williams Co. 3.125% 2024	4,260	4,334
Sherwin-Williams Co. 3.45% 2027	10,930	11,254
Westlake Chemical Corp. 4.375% 2047	10,000	9,429
		425,304
Total corporate bonds & notes		18,127,513
Mortgage-backed obligations 9.90%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20482,7,9	8,587	8,828
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20482,7,9	8,464	8,558
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20682,7,9	13,800	14,106
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.855% 20337,9	884	926
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20489	3,370	3,451
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20509	15,265	16,343
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 4.004% 20242,7,9	65	65
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20329	300	342
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20329	142	162
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20349	1,574	1,650
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20489	5,600	5,848
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,9	9,500	9,765
Fannie Mae 6.50% 20379	548	629
Fannie Mae 6.50% 20479	104	112
Fannie Mae 7.00% 20479	96	108
Fannie Mae 7.00% 20479	49	55
Fannie Mae 7.00% 20479	24	27
Fannie Mae 7.00% 20479	9	10
Fannie Mae 3.50% 20579	52,403	53,834
Fannie Mae 3.50% 20589	60,139	61,781
Fannie Mae Pool #MA0548 3.50% 20209	326	337
Fannie Mae Pool #AI3780 3.50% 20209	1	1
Fannie Mae Pool #MA0771 3.50% 20219	1,237	1,277
Fannie Mae Pool #MA0703 3.50% 20219	608	627
Fannie Mae Pool #AH1179 3.50% 20219	26	26
Fannie Mae Pool #AP7865 3.50% 20229	13	14
Fannie Mae Pool #MA1203 3.50% 20229	11	11
Fannie Mae Pool #931663 3.50% 20249	703	726
Fannie Mae Pool #AW4020 3.50% 20249	511	527
Fannie Mae Pool #931738 3.50% 20249	68	70
Fannie Mae Pool #AB1496 3.50% 20259	1,556	1,606
Fannie Mae Pool #AE1778 3.50% 20259	892	921
Fannie Mae Pool #AE9743 3.50% 20259	646	667
Fannie Mae Pool #MA2251 3.50% 20259	189	195
Fannie Mae Pool #AH4407 3.50% 20269	2,016	2,082
Fannie Mae Pool #AI8140 3.50% 20269	24	25
Fannie Mae Pool #AL6615 3.50% 20279	1,173	1,224
Fannie Mae Pool #AW7396 3.50% 20279	182	188
Fannie Mae Pool #AK6769 3.50% 20279	25	26
Fannie Mae Pool #AL5878 3.50% 20299	350	365
Fannie Mae Pool #BA0496 3.50% 20309	166	173
Fannie Mae Pool #AL7688 3.50% 20309	159	166
Fannie Mae Pool #AZ5722 3.50% 20309	24	25
Fannie Mae Pool #AL7972 3.50% 20319	220	229
Fannie Mae Pool #BE7150 3.50% 20329	501	519

American Balanced Fund — Page 21 of 36

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0960 3.50% 20329	$29	$30
Fannie Mae Pool #MA3409 3.00% 20339	13,916	14,195
Fannie Mae Pool #BJ9002 3.50% 20339	100	105
Fannie Mae Pool #CA1270 3.50% 20339	22	23
Fannie Mae Pool #MA3518 4.00% 20339	88,897	92,973
Fannie Mae Pool #555880 5.50% 20339	1,668	1,847
Fannie Mae Pool #555956 5.50% 20339	1,496	1,663
Fannie Mae Pool #357399 5.50% 20339	175	194
Fannie Mae Pool #MA3695 3.00% 20349	231,405	236,094
Fannie Mae Pool #MA3657 3.00% 20349	224,862	229,409
Fannie Mae Pool #MA3632 3.50% 20349	196,225	202,877
Fannie Mae Pool #MA3696 3.50% 20349	51,627	53,386
Fannie Mae Pool #AA0914 5.00% 20359	533	567
Fannie Mae Pool #745092 6.50% 20359	1,567	1,824
Fannie Mae Pool #AS8438 3.00% 20369	82,418	83,925
Fannie Mae Pool #887695 6.00% 20369	473	536
Fannie Mae Pool #MA2866 3.00% 20379	75,529	76,910
Fannie Mae Pool #MA2922 3.00% 20379	40,328	41,066
Fannie Mae Pool #MA2897 3.00% 20379	32,087	32,674
Fannie Mae Pool #888292 6.00% 20379	4,276	4,848
Fannie Mae Pool #888746 6.50% 20379	1,042	1,221
Fannie Mae Pool #889658 6.50% 20389	1,350	1,583
Fannie Mae Pool #MA3671 3.00% 20399	57,546	58,420
Fannie Mae Pool #MA3646 3.00% 20399	3,505	3,558
Fannie Mae Pool #AD0679 5.50% 20399	42	46
Fannie Mae Pool #AE0395 4.50% 20409	7,686	8,258
Fannie Mae Pool #AE3049 4.50% 20409	5,966	6,410
Fannie Mae Pool #AE5471 4.50% 20409	4,186	4,497
Fannie Mae Pool #AD8536 5.00% 20409	3,235	3,517
Fannie Mae Pool #AE2513 5.00% 20409	2,252	2,448
Fannie Mae Pool #932752 5.00% 20409	870	946
Fannie Mae Pool #AE4689 5.00% 20409	788	857
Fannie Mae Pool #AL1102 4.00% 20419	8,098	8,573
Fannie Mae Pool #AL0766 4.00% 20419	6,423	6,786
Fannie Mae Pool #AI2503 4.00% 20419	5,315	5,607
Fannie Mae Pool #AH3575 4.50% 20419	5,303	5,697
Fannie Mae Pool #AI5589 4.50% 20419	77	83
Fannie Mae Pool #AI4289 5.00% 20419	1,117	1,203
Fannie Mae Pool #AH5452 5.00% 20419	984	1,051
Fannie Mae Pool #AI8121 5.00% 20419	961	1,044
Fannie Mae Pool #AH9420 5.00% 20419	892	968
Fannie Mae Pool #AI7218 5.00% 20419	766	831
Fannie Mae Pool #AI0582 5.00% 20419	729	792
Fannie Mae Pool #AH9370 5.00% 20419	667	719
Fannie Mae Pool #AH9938 5.00% 20419	499	543
Fannie Mae Pool #AI3894 5.00% 20419	387	414
Fannie Mae Pool #AI6576 5.00% 20419	303	330
Fannie Mae Pool #MA0791 5.00% 20419	245	266
Fannie Mae Pool #AI4296 5.00% 20419	151	164
Fannie Mae Pool #AI7159 5.00% 20419	126	133
Fannie Mae Pool #AI1865 5.00% 20419	93	102
Fannie Mae Pool #AI7058 5.00% 20419	88	96
Fannie Mae Pool #AI6599 5.00% 20419	42	45
Fannie Mae Pool #AI4563 5.00% 20419	17	19
Fannie Mae Pool #AJ1422 5.00% 20419	11	12

American Balanced Fund — Page 22 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AP2131 3.50% 20429	$15,317	$15,902
Fannie Mae Pool #AK4783 4.00% 20429	1,816	1,915
Fannie Mae Pool #AK1131 4.00% 20429	1,462	1,543
Fannie Mae Pool #AK2147 5.00% 20429	242	256
Fannie Mae Pool #AT2035 3.50% 20439	19,030	19,756
Fannie Mae Pool #AT2741 3.50% 20439	13,172	13,675
Fannie Mae Pool #AT7696 3.50% 20439	9,610	9,977
Fannie Mae Pool #AT7689 3.50% 20439	4,332	4,498
Fannie Mae Pool #AT7680 3.50% 20439	1,627	1,689
Fannie Mae Pool #AQ9302 3.50% 20439	1,244	1,291
Fannie Mae Pool #CA1546 4.00% 20439	12,141	12,745
Fannie Mae Pool #AU8813 4.00% 20439	428	458
Fannie Mae Pool #AU9348 4.00% 20439	295	315
Fannie Mae Pool #AU9350 4.00% 20439	276	292
Fannie Mae Pool #AV1538 4.50% 20439	9,666	10,377
Fannie Mae Pool #AS2988 3.50% 20449	62,366	64,639
Fannie Mae Pool #AS4477 3.50% 20459	42,681	44,032
Fannie Mae Pool #AL8354 3.50% 20459	15,356	15,990
Fannie Mae Pool #MA2471 3.50% 20459	11,251	11,603
Fannie Mae Pool #AL7453 4.00% 20459	20,876	22,098
Fannie Mae Pool #BC4764 3.00% 20469	164,837	166,966
Fannie Mae Pool #BM3610 3.50% 20469	75,180	77,532
Fannie Mae Pool #BM3803 3.50% 20469	26,069	26,884
Fannie Mae Pool #AL8522 3.50% 20469	22,606	23,539
Fannie Mae Pool #AS6789 3.50% 20469	19,071	19,719
Fannie Mae Pool #BC0157 3.50% 20469	16,597	17,212
Fannie Mae Pool #AL9499 3.50% 20469	15,447	15,972
Fannie Mae Pool #AS7168 3.50% 20469	11,437	11,822
Fannie Mae Pool #BM3613 4.00% 20469	57,655	60,294
Fannie Mae Pool #AS6669 4.00% 20469	32,333	33,866
Fannie Mae Pool #BC4748 4.00% 20469	26,339	27,555
Fannie Mae Pool #AS7868 4.00% 20469	3,616	3,787
Fannie Mae Pool #BC7611 4.00% 20469	3,039	3,164
Fannie Mae Pool #BD9665 4.00% 20469	2,250	2,358
Fannie Mae Pool #BF0302 3.00% 20479	37,680	37,720
Fannie Mae Pool #MA3147 3.00% 20479	17,702	17,875
Fannie Mae Pool #MA3209 3.00% 20479	6,366	6,424
Fannie Mae Pool #CA0377 3.00% 20479	3,715	3,756
Fannie Mae Pool #MA3210 3.50% 20479	106,446	109,650
Fannie Mae Pool #CA0858 3.50% 20479	98,040	100,875
Fannie Mae Pool #BM3528 3.50% 20479	78,380	81,371
Fannie Mae Pool #BH5752 3.50% 20479	41,034	42,244
Fannie Mae Pool #MA3182 3.50% 20479	34,587	35,628
Fannie Mae Pool #890833 3.50% 20479,10	31,009	31,945
Fannie Mae Pool #CA0770 3.50% 20479	18,351	18,876
Fannie Mae Pool #BM4655 3.50% 20479	14,633	15,073
Fannie Mae Pool #BE3151 3.50% 20479	3,050	3,152
Fannie Mae Pool #CA1055 3.50% 20479	2,686	2,766
Fannie Mae Pool #BE3162 3.50% 20479	1,977	2,043
Fannie Mae Pool #MA3148 3.50% 20479	1,790	1,842
Fannie Mae Pool #BH6387 3.50% 20479	1,106	1,139
Fannie Mae Pool #MA3149 4.00% 20479	64,858	67,554
Fannie Mae Pool #MA3211 4.00% 20479	53,734	55,933
Fannie Mae Pool #BM2005 4.00% 20479	42,632	44,462
Fannie Mae Pool #AS9313 4.00% 20479	33,246	35,024

American Balanced Fund — Page 23 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3183 4.00% 20479	$16,816	$17,508
Fannie Mae Pool #BJ4281 4.00% 20479	9,134	9,508
Fannie Mae Pool #BD3552 4.00% 20479	8,622	8,983
Fannie Mae Pool #BD3577 4.00% 20479	7,677	7,987
Fannie Mae Pool #CA0623 4.50% 20479	14,449	15,215
Fannie Mae Pool #BM4413 4.50% 20479	12,286	12,983
Fannie Mae Pool #BE9242 4.50% 20479	71	75
Fannie Mae Pool #MA2938 4.50% 20479	37	39
Fannie Mae Pool #947661 6.50% 20479	59	63
Fannie Mae Pool #BM5024 3.00% 20489	145,319	146,877
Fannie Mae Pool #CA2690 3.00% 20489	15,726	15,895
Fannie Mae Pool #MA3238 3.50% 20489	243,832	251,084
Fannie Mae Pool #BM4033 3.50% 20489	57,234	59,043
Fannie Mae Pool #MA3332 3.50% 20489	44,743	46,057
Fannie Mae Pool #BJ0648 3.50% 20489	43,920	45,156
Fannie Mae Pool #CA1532 3.50% 20489	39,237	40,289
Fannie Mae Pool #BH9277 3.50% 20489	29,106	29,937
Fannie Mae Pool #CA2451 3.50% 20489	22,323	22,976
Fannie Mae Pool #BM3714 3.50% 20489	18,523	19,109
Fannie Mae Pool #MA3305 3.50% 20489	16,046	16,507
Fannie Mae Pool #BJ6760 3.50% 20489	12,288	12,676
Fannie Mae Pool #BJ5926 3.50% 20489	10,010	10,288
Fannie Mae Pool #BJ3790 3.50% 20489	8,710	8,962
Fannie Mae Pool #MA3276 3.50% 20489	8,650	8,907
Fannie Mae Pool #CA1686 3.50% 20489	8,528	8,764
Fannie Mae Pool #BJ5927 3.50% 20489	4,860	4,997
Fannie Mae Pool #BM3332 3.50% 20489	4,629	4,776
Fannie Mae Pool #BJ8118 3.50% 20489	3,651	3,751
Fannie Mae Pool #BJ1575 3.50% 20489	2,973	3,058
Fannie Mae Pool #BJ8648 3.50% 20489	1,833	1,884
Fannie Mae Pool #BK7655 3.917% 20487,9	13,849	14,432
Fannie Mae Pool #MA3239 4.00% 20489	65,211	67,863
Fannie Mae Pool #BK0199 4.00% 20489	19,301	20,061
Fannie Mae Pool #BK1198 4.00% 20489	11,471	11,926
Fannie Mae Pool #MA3443 4.00% 20489	9,398	9,714
Fannie Mae Pool #BJ0639 4.00% 20489	7,752	8,061
Fannie Mae Pool #MA3306 4.00% 20489	7,324	7,611
Fannie Mae Pool #MA3467 4.00% 20489	5,518	5,706
Fannie Mae Pool #BM2007 4.00% 20489	3,715	3,853
Fannie Mae Pool #MA3384 4.00% 20489	1,293	1,342
Fannie Mae Pool #BK4764 4.00% 20489	699	726
Fannie Mae Pool #BJ4342 4.00% 20489	494	515
Fannie Mae Pool #BJ9256 4.00% 20489	412	429
Fannie Mae Pool #BK0920 4.00% 20489	378	393
Fannie Mae Pool #CA1015 4.00% 20489	281	292
Fannie Mae Pool #MA3277 4.00% 20489	249	259
Fannie Mae Pool #BJ9260 4.00% 20489	100	104
Fannie Mae Pool #CA2588 4.50% 20489	234,134	246,034
Fannie Mae Pool #BJ2751 4.50% 20489	71,166	74,877
Fannie Mae Pool #CA2204 4.50% 20489	25,021	26,313
Fannie Mae Pool #MA3496 4.50% 20489	18,907	19,758
Fannie Mae Pool #BN1545 4.50% 20489	17,404	18,265
Fannie Mae Pool #MA3307 4.50% 20489	12,992	13,665
Fannie Mae Pool #BJ5012 4.50% 20489	5,046	5,305
Fannie Mae Pool #BK1135 4.50% 20489	1,571	1,646

American Balanced Fund — Page 24 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2642 4.50% 20489	$1,217	$1,276
Fannie Mae Pool #CA2493 4.50% 20489	1,026	1,078
Fannie Mae Pool #CA2643 4.50% 20489	793	833
Fannie Mae Pool #BK7091 4.50% 20489	613	644
Fannie Mae Pool #BK9902 4.50% 20489	523	556
Fannie Mae Pool #BJ8318 4.50% 20489	387	407
Fannie Mae Pool #BJ5829 4.50% 20489	186	197
Fannie Mae Pool #BK8941 4.50% 20489	148	156
Fannie Mae Pool #BN0638 4.50% 20489	105	111
Fannie Mae Pool #BK7111 4.50% 20489	102	107
Fannie Mae Pool #BK0253 4.50% 20489	88	94
Fannie Mae Pool #BK9598 4.50% 20489	78	82
Fannie Mae Pool #BK9366 4.50% 20489	67	70
Fannie Mae Pool #MA3385 4.50% 20489	—11	—11
Fannie Mae Pool #MA3637 3.50% 20499	20,470	20,957
Fannie Mae Pool #CA3068 3.50% 20499	13,099	13,535
Fannie Mae Pool #MA3692 3.50% 20499	4,502	4,609
Fannie Mae Pool #BN7823 3.50% 20499	926	948
Fannie Mae Pool #BN8106 3.50% 20499	893	914
Fannie Mae Pool #CA2944 4.00% 20499	264,942	275,235
Fannie Mae Pool #BN3940 4.00% 20499	149,279	155,053
Fannie Mae Pool #MA3593 4.50% 20499	370,603	387,252
Fannie Mae Pool #MA3639 4.50% 20499	117,387	122,669
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 20229	16,004	16,142
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 20229	11,579	11,729
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.319% 20237,9	13,986	14,505
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 20237,9	18,249	19,073
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 20237,9	15,931	16,769
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 20247,9	16,865	17,528
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20247,9	17,188	18,124
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.567% 20267,9	38,665	38,778
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20277,9	22,406	23,198
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.184% 20277,9	32,890	34,405
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20369	713	630
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20692,5,9	115,000	116,331
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20692,9	28,546	29,891
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20482,7,9	44,680	46,011
Freddie Mac 3.50% 20219	268	276
Freddie Mac 3.50% 20219	27	28
Freddie Mac 3.50% 20259	28	29
Freddie Mac 3.50% 20259	16	17
Freddie Mac 3.50% 20269	7,385	7,682
Freddie Mac 3.50% 20269	4,013	4,183
Freddie Mac 3.50% 20269	93	97
Freddie Mac 3.50% 20269	80	83
Freddie Mac 3.50% 20269	71	74
Freddie Mac 3.50% 20269	30	31
Freddie Mac 3.50% 20269	17	18
Freddie Mac 3.50% 20279	52	54
Freddie Mac 6.50% 20279	322	356
Freddie Mac 6.50% 20279	193	214
Freddie Mac 6.50% 20279	39	43
Freddie Mac 6.50% 20289	230	259
Freddie Mac 3.50% 20299	7,742	8,061
Freddie Mac 3.50% 20329	85	88

American Balanced Fund — Page 25 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.00% 20339	$5,112	$5,218
Freddie Mac 3.50% 20339	8,341	8,629
Freddie Mac 3.50% 20339	437	452
Freddie Mac 3.50% 20339	85	88
Freddie Mac 3.50% 20339	62	64
Freddie Mac 3.50% 20349	3,642	3,768
Freddie Mac 3.50% 20349	55	57
Freddie Mac 3.00% 20379	43,163	43,979
Freddie Mac 3.00% 20379	33,330	33,961
Freddie Mac 5.50% 20379	290	313
Freddie Mac 5.50% 20379	34	38
Freddie Mac 5.50% 20389	115	126
Freddie Mac 5.50% 20389	48	52
Freddie Mac 6.00% 20389	846	958
Freddie Mac 3.50% 20399	33,707	34,735
Freddie Mac 3.50% 20399	1,225	1,262
Freddie Mac 5.50% 20399	178	193
Freddie Mac 4.50% 20409	6,992	7,517
Freddie Mac 4.50% 20409	581	619
Freddie Mac 4.50% 20419	1,355	1,457
Freddie Mac 4.50% 20419	805	852
Freddie Mac 4.50% 20419	471	502
Freddie Mac 4.50% 20419	415	446
Freddie Mac 4.50% 20419	108	113
Freddie Mac 4.50% 20419	46	48
Freddie Mac 5.00% 20419	334	363
Freddie Mac 3.50% 20429	1,258	1,302
Freddie Mac 4.00% 20429	9,783	10,326
Freddie Mac 3.50% 20439	1,046	1,085
Freddie Mac 4.00% 20439	657	696
Freddie Mac 4.00% 20439	588	624
Freddie Mac 3.50% 20449	24,248	25,188
Freddie Mac 4.00% 20449	11,189	11,724
Freddie Mac 4.00% 20449	4,252	4,509
Freddie Mac 3.50% 20459	4,138	4,273
Freddie Mac 3.50% 20459	258	266
Freddie Mac 3.50% 20459	20	21
Freddie Mac 4.00% 20459	9,732	10,308
Freddie Mac 4.00% 20459	4,279	4,479
Freddie Mac 3.00% 20469	27,203	27,784
Freddie Mac 3.50% 20469	43,481	44,778
Freddie Mac 3.50% 20469	37,016	38,088
Freddie Mac 3.50% 20469	15,349	15,815
Freddie Mac 3.50% 20469	11,679	12,028
Freddie Mac 3.50% 20469	11,268	11,615
Freddie Mac 3.50% 20469	9,326	9,616
Freddie Mac 3.50% 20469	6,052	6,232
Freddie Mac 3.50% 20469	4,628	4,787
Freddie Mac 3.50% 20469	287	296
Freddie Mac 3.50% 20469	48	49
Freddie Mac 3.50% 20469	33	34
Freddie Mac 4.00% 20469	41,853	43,747
Freddie Mac 4.00% 20469	22,301	23,380
Freddie Mac 4.00% 20469	17,702	18,531
Freddie Mac 4.00% 20469	13,536	14,170

American Balanced Fund — Page 26 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20469	$6,913	$7,288
Freddie Mac 4.00% 20469	2,788	2,918
Freddie Mac 4.00% 20469	1,648	1,723
Freddie Mac 4.50% 20469	2,390	2,520
Freddie Mac 4.50% 20469	1,241	1,311
Freddie Mac 3.50% 20479	163,094	167,987
Freddie Mac 3.50% 20479	99,912	102,909
Freddie Mac 3.50% 20479	89,744	92,531
Freddie Mac 3.50% 20479	63,045	64,945
Freddie Mac 3.50% 20479	49,558	51,051
Freddie Mac 3.50% 20479	45,082	46,454
Freddie Mac 3.50% 20479	22,778	23,451
Freddie Mac 3.50% 20479	12,309	12,787
Freddie Mac 3.50% 20479	586	604
Freddie Mac 4.00% 20479	112,158	116,823
Freddie Mac 4.00% 20479	60,488	63,119
Freddie Mac 4.00% 20479	42,853	44,769
Freddie Mac 4.00% 20479	41,421	43,155
Freddie Mac 4.00% 20479	13,144	13,779
Freddie Mac 4.00% 20479	6,571	6,857
Freddie Mac 4.50% 20479	16,154	17,026
Freddie Mac 4.50% 20479	8,062	8,491
Freddie Mac 3.50% 20489	90,279	92,798
Freddie Mac 3.50% 20489	34,553	35,562
Freddie Mac 3.50% 20489	30,011	30,861
Freddie Mac 3.50% 20489	19,729	20,401
Freddie Mac 3.50% 20489	11,747	12,124
Freddie Mac 3.50% 20489	2,232	2,300
Freddie Mac 4.00% 20489	358,528	371,519
Freddie Mac 4.00% 20489	164,272	170,058
Freddie Mac 4.00% 20489	88,007	91,468
Freddie Mac 4.00% 20489	54,356	56,575
Freddie Mac 4.00% 20489	29,570	30,769
Freddie Mac 4.00% 20489	18,759	19,406
Freddie Mac 4.00% 20489	2,025	2,107
Freddie Mac 4.00% 20489	1,315	1,369
Freddie Mac 4.50% 20489	11,200	11,790
Freddie Mac 3.50% 20499	17,781	18,216
Freddie Mac Pool #G18659 3.00% 20329	16,736	17,119
Freddie Mac Pool #G18655 3.00% 20329	3,824	3,912
Freddie Mac Pool #G16550 3.00% 20339	85,180	86,949
Freddie Mac Pool #G18695 3.00% 20339	68,389	69,808
Freddie Mac Pool #G16574 3.00% 20339	42,631	43,515
Freddie Mac Pool #ZS8715 3.00% 20339	19,857	20,255
Freddie Mac Pool #G16663 3.00% 20339	18,253	18,658
Freddie Mac Pool #G18691 3.00% 20339	11,219	11,452
Freddie Mac Pool #G16426 3.00% 20339	8,038	8,245
Freddie Mac Pool #G18681 3.00% 20339	548	559
Freddie Mac Pool #G18736 3.00% 20349	207,409	211,733
Freddie Mac Pool #SB8000 3.00% 20349	189,903	193,711
Freddie Mac Pool #ZT1871 3.00% 20349	143,696	146,603
Freddie Mac Pool #J40638 3.00% 20349	52,415	53,493
Freddie Mac Pool #G16737 3.00% 20349	30,985	31,628
Freddie Mac Pool #G18729 3.00% 20349	3,944	4,027
Freddie Mac Pool #G18732 3.00% 20349	391	399

American Balanced Fund — Page 27 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G18737 3.50% 20349	$72,809	$75,334
Freddie Mac Pool #G18730 3.50% 20349	2,864	2,962
Freddie Mac Pool #C92057 3.00% 20399	39,121	39,739
Freddie Mac Pool #1B7749 4.753% 20407,9	37	38
Freddie Mac Pool #V80026 3.00% 20439	61	62
Freddie Mac Pool #Q23185 4.00% 20439	329	352
Freddie Mac Pool #760014 3.347% 20457,9	4,106	4,179
Freddie Mac Pool #G60344 4.00% 20459	9,542	10,107
Freddie Mac Pool #760015 3.17% 20477,9	21,972	22,218
Freddie Mac Pool #G08812 3.00% 20489	13,829	13,962
Freddie Mac Pool #G08822 3.00% 20489	6,902	6,968
Freddie Mac Pool #G08847 4.00% 20489	184,313	190,625
Freddie Mac Pool #G08886 3.00% 20499	178,983	180,697
Freddie Mac Pool #G08887 3.00% 20499	9,412	9,502
Freddie Mac Pool #G08881 3.50% 20499	248,748	254,487
Freddie Mac Pool #G08876 3.50% 20499	101,541	103,870
Freddie Mac Pool #V85664 3.50% 20499	99,744	103,127
Freddie Mac Pool #V85472 3.50% 20499	51,307	52,580
Freddie Mac Pool #G61927 4.50% 20499	33,580	35,379
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 4.054% 20247,9	3,274	3,291
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.604% 20247,9	6,012	6,109
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.354% 20257,9	2,698	2,725
Freddie Mac, Series T041, Class 3A, 5.422% 20327,9	1,214	1,335
Freddie Mac, Series 3318, Class JT, 5.50% 20379	1,976	2,168
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 20229	1,370	1,361
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 20239	17,125	17,359
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20239	1,075	1,084
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 20249	44,445	46,069
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 20259	13,505	13,926
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20257,9	71,500	77,264
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 20269	27,630	29,082
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 20279	28,540	29,994
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 20279	29,815	31,494
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20277,9	20,520	21,681
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20277,9	10,830	11,539
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20279	17,500	18,748
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 20287,9	19,920	21,725
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20289	98,604	109,678
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 20287,9	26,815	29,893
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 20299	16,925	18,428
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20569	74,371	75,524
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 20569	44,171	45,276
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20569	71,006	71,171
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20567,9	33,484	33,973
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 20569	9,217	9,395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20577,9	14,681	15,022
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20579	27,409	27,925
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20579	11,596	11,840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20589	54,830	56,943
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20289	15,381	16,032
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20299	57,435	59,193
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 20299	24,545	25,448
Government National Mortgage Assn. 6.00% 20389	3,070	3,496
Government National Mortgage Assn. 4.00% 20419	7,390	7,853
Government National Mortgage Assn. 4.00% 20449	115	121

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20459	$9,485	$10,049
Government National Mortgage Assn. 4.50% 20459	224	237
Government National Mortgage Assn. 3.00% 20469	91,331	93,476
Government National Mortgage Assn. 4.00% 20479	100,029	104,254
Government National Mortgage Assn. 4.00% 20479	58,748	61,324
Government National Mortgage Assn. 4.00% 20479	11,920	12,431
Government National Mortgage Assn. 4.00% 20479	9,720	10,140
Government National Mortgage Assn. 3.50% 20489	116,794	120,694
Government National Mortgage Assn. 3.50% 20489	79,215	81,868
Government National Mortgage Assn. 3.50% 20489	52,995	54,767
Government National Mortgage Assn. 4.00% 20489	268,923	279,949
Government National Mortgage Assn. 4.00% 20489	80,064	83,030
Government National Mortgage Assn. 4.00% 20489	3,444	3,572
Government National Mortgage Assn. 4.50% 20489	28,890	30,133
Government National Mortgage Assn. 4.50% 20499,10	146,117	152,232
Government National Mortgage Assn. 4.50% 20499,10	109,423	114,072
Government National Mortgage Assn. 4.50% 20499	5	6
Government National Mortgage Assn. 4.50% 20499	4	4
Government National Mortgage Assn. Pool #MA5985 3.50% 20499	389,314	402,317
Government National Mortgage Assn. Pool #MA5816 3.50% 20499	9,398	9,712
Government National Mortgage Assn. Pool #MA5986 4.00% 20499	402,466	419,450
Government National Mortgage Assn. Pool #MA5931 4.00% 20499	99,790	103,909
Government National Mortgage Assn. Pool #MA5932 4.50% 20499	194,503	203,939
Government National Mortgage Assn. Pool #MA5877 4.50% 20499	105,977	110,594
Government National Mortgage Assn. Pool #MA5711 4.50% 20499	41,261	43,185
Government National Mortgage Assn. Pool #710085 5.119% 20619	152	153
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20489	5,000	5,221
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20407,9	92	92
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.254% 20512,7,9	13,525	13,529
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20479	4,000	4,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20489	3,380	3,458
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20292,9	6,355	6,486
Royal Bank of Canada 1.875% 20209	18,000	17,955
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20482,7,9	27,449	28,536
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20492,7,9	11,323	11,508
Uniform Mortgage-Backed Security 3.50% 20349	8,379	8,648
Uniform Mortgage-Backed Security 4.00% 20349	25,000	25,956
Uniform Mortgage-Backed Security 3.00% 20499	588,000	592,793
Uniform Mortgage-Backed Security 3.50% 20499	71,729	73,315
Uniform Mortgage-Backed Security 4.00% 20499	202,657	209,421
Uniform Mortgage-Backed Security 4.50% 20499	2,019	2,110
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 4.947% 20357,9	2,710	2,835
Westpac Banking Corp. 2.25% 20202,9	12,500	12,531
		14,521,951
U.S. Treasury bonds & notes 9.50% U.S. Treasury 7.70%
U.S. Treasury 1.25% 2020	120,000	119,437
U.S. Treasury 1.375% 2020	443,000	440,847
U.S. Treasury 1.50% 2020	101,000	100,551
U.S. Treasury 1.625% 2020	25,000	24,931
U.S. Treasury 2.50% 2020	8,750	8,834
U.S. Treasury 2.75% 2020	45,000	45,472
U.S. Treasury 1.125% 2021	84,000	82,883

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$162,000	$160,863
U.S. Treasury 1.375% 2021	101,350	100,594
U.S. Treasury 1.75% 2021	69,250	69,265
U.S. Treasury 2.00% 2021	75,000	75,502
U.S. Treasury 2.125% 2021	228,331	229,840
U.S. Treasury 2.25% 2021	1,723,497	1,737,802
U.S. Treasury 2.375% 2021	116,984	118,102
U.S. Treasury 2.75% 2021	30,000	30,664
U.S. Treasury 1.875% 2022	100,000	100,424
U.S. Treasury 1.875% 2022	77,000	77,330
U.S. Treasury 1.875% 2022	75,195	75,557
U.S. Treasury 2.00% 2022	180,000	181,611
U.S. Treasury 2.00% 2022	35,000	35,242
U.S. Treasury 2.125% 2022	220,000	222,981
U.S. Treasury 1.375% 2023	100,000	98,555
U.S. Treasury 1.375% 2023	36,935	36,430
U.S. Treasury 1.625% 2023	36,000	35,862
U.S. Treasury 2.375% 2023	40,000	40,895
U.S. Treasury 2.50% 2023	131,046	134,716
U.S. Treasury 2.75% 2023	180,200	187,372
U.S. Treasury 2.75% 2023	20,100	20,856
U.S. Treasury 2.875% 2023	216,212	226,592
U.S. Treasury 1.75% 2024	1,982	1,982
U.S. Treasury 2.00% 2024	429,288	434,388
U.S. Treasury 2.125% 2024	100,000	101,707
U.S. Treasury 2.125% 2024	60,000	61,008
U.S. Treasury 2.25% 2024	173,800	177,757
U.S. Treasury 2.25% 2024	75,000	76,752
U.S. Treasury 2.25% 2024	50,000	51,092
U.S. Treasury 2.50% 2024	60,763	62,764
U.S. Treasury 2.00% 2025	30,000	30,307
U.S. Treasury 2.125% 2025	25,000	25,426
U.S. Treasury 2.625% 2025	62,796	65,573
U.S. Treasury 2.75% 2025	215,000	226,455
U.S. Treasury 2.75% 2025	10,765	11,331
U.S. Treasury 2.875% 2025	116,001	123,201
U.S. Treasury 3.00% 2025	210,000	224,364
U.S. Treasury 3.00% 2025	180,000	192,404
U.S. Treasury 2.00% 2026	72,620	73,179
U.S. Treasury 2.125% 2026	108,790	110,605
U.S. Treasury 2.25% 2026	922,918	945,704
U.S. Treasury 2.25% 2027	11,250	11,524
U.S. Treasury 2.375% 2027	4,350	4,495
U.S. Treasury 2.75% 2028	10,941	11,630
U.S. Treasury 2.875% 2028	600,000	644,538
U.S. Treasury 2.875% 2028	65,768	70,600
U.S. Treasury 3.125% 2028	44,885	49,217
U.S. Treasury 2.375% 2029	258,537	267,100
U.S. Treasury 2.75% 2042	32,950	34,563
U.S. Treasury 2.875% 2043	36,410	38,925
U.S. Treasury 3.125% 2043	48,025	53,540
U.S. Treasury 3.125% 2044	39,797	44,382
U.S. Treasury 3.625% 2044	25,000	30,198
U.S. Treasury 2.50% 2045	115,000	114,533

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$25,000	$27,346
U.S. Treasury 3.00% 2045	25,000	27,329
U.S. Treasury 2.50% 204612	52,120	51,803
U.S. Treasury 2.875% 204612	180,000	192,494
U.S. Treasury 2.75% 204712	151,180	157,658
U.S. Treasury 3.00% 2047	60,062	65,745
U.S. Treasury 3.00% 2048	4,047	4,429
U.S. Treasury 2.875% 204912	216,036	231,533
U.S. Treasury 3.00% 204912	1,221,585	1,340,384
		11,289,975
U.S. Treasury inflation-protected securities 1.80%
U.S. Treasury Inflation-Protected Security 0.125% 202413	104,377	104,310
U.S. Treasury Inflation-Protected Security 0.50% 202413	405,224	410,552
U.S. Treasury Inflation-Protected Security 0.625% 202413	359,772	366,359
U.S. Treasury Inflation-Protected Security 0.375% 202513	119,055	120,504
U.S. Treasury Inflation-Protected Security 2.375% 202513	67,774	75,800
U.S. Treasury Inflation-Protected Security 0.125% 202613	106,592	105,995
U.S. Treasury Inflation-Protected Security 0.375% 202713	119,787	120,748
U.S. Treasury Inflation-Protected Security 0.50% 202813	367,468	317,655
U.S. Treasury Inflation-Protected Security 0.75% 202813	152,681	159,322
U.S. Treasury Inflation-Protected Security 1.75% 202813	32,808	36,840
U.S. Treasury Inflation-Protected Security 0.875% 202913	328,861	346,700
U.S. Treasury Inflation-Protected Security 1.375% 204412,13	129,857	147,758
U.S. Treasury Inflation-Protected Security 1.00% 204613	37,741	39,664
U.S. Treasury Inflation-Protected Security 0.875% 204713	37,046	37,858
U.S. Treasury Inflation-Protected Security 1.00% 204913	240,033	254,529
		2,644,594
Total U.S. Treasury bonds & notes		13,934,569
Asset-backed obligations 0.94%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20212,9	15,000	15,016
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20212,9	1,150	1,153
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20219	1,020	1,018
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20229	4,875	4,885
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 20252,7,9	7,708	7,709
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20259	8,000	8,153
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20219	16,725	16,723
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20282,9	393	397
Cloud Pass-Through Trust, Series 19-1A, Class CLOU, 3.554% 20222,7,9	11,902	12,060
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20212,9	5,106	5,117
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20212,9	720	724
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20252,9	10,655	10,823
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 3.154% 20347,9	1,624	1,626
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20212,9	3,797	3,800
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20229	3,655	3,658
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20222,9	4,927	4,931
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 20239	35,055	35,125
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20239	4,017	4,020
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 20249	6,615	6,641
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20259	49,120	49,379
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20259	15,980	16,288

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20269	$33,495	$33,691
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20222,9	8,220	8,248
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20222,9	502	501
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20222,9	2,174	2,171
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20222,9	7,345	7,364
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20222,9	40,769	40,885
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 20232,9	11,220	11,331
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20252,9	29,000	29,623
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 3.152% 20307,9	5,476	5,485
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20262,9	8,500	8,486
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31% 20262,9	8,880	8,874
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20272,9	35,370	35,498
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20272,9	33,450	33,498
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20282,9	37,335	37,795
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20302,9	64,300	67,407
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20302,9	70,000	73,257
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20312,9	101,235	104,431
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20219	22,500	22,490
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20229	14,390	14,363
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20372,9	15,879	16,316
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 20212,9	5,505	5,515
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 20212,9	9,113	9,124
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20592,7,9	15,590	15,726
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20219	5,564	5,569
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20219	652	652
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20229	10,762	10,761
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20229	1,218	1,219
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 3.44% 20249	50,000	50,540
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.61% 20259	10,565	10,722
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20272,9	1,202	1,204
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.454% 20352,7,9	1,387	1,399
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20362,9	2,813	2,829
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 3.19% 20307,9	3,325	3,323
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 3.44% 20337,9	12,240	12,345
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 20252,7,9	39,377	39,378
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20249	44,100	45,267
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 20259	46,360	47,382
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20382,9	1,323	1,340
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20392,9	471	475
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20392,9	9,641	9,712
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20392,9	2,408	2,444
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20312,9	35,000	35,437
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20422,9	19,579	19,909
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20422,9	17,026	17,245
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20212,9	6,090	6,079
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20212,9	44,210	44,126
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20212,9	34,522	34,477
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20242,9	8,685	8,706
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20242,9	13,905	13,955
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 20252,9	35,050	35,078
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20249	33,000	33,453

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20259	$46,065	$47,275
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20259	31,590	32,486
		1,376,112
Bonds & notes of governments & government agencies outside the U.S. 0.32%
CPPIB Capital Inc. 1.25% 20192	23,300	23,243
CPPIB Capital Inc. 2.375% 20212	26,000	26,160
CPPIB Capital Inc. 2.25% 20222	25,714	25,937
CPPIB Capital Inc. 2.75% 20272	26,400	27,303
Israel (State of) 3.15% 2023	35,000	36,342
Manitoba (Province of) 3.05% 2024	13,500	14,130
PT Indonesia Asahan Aluminium Tbk 5.23% 20212	2,492	2,628
Qatar (State of) 3.375% 20242	33,000	34,143
Qatar (State of) 4.00% 20292	13,860	14,960
Qatar (State of) 4.817% 20492	18,000	20,675
Quebec (Province of) 2.375% 2022	51,867	52,474
Quebec (Province of) 2.75% 2027	26,000	26,970
Saudi Arabia (Kingdom of) 4.00% 20252	127,405	135,802
Saudi Arabia (Kingdom of) 3.625% 20282	17,150	17,647
Saudi Arabia (Kingdom of) 5.25% 20502	10,000	11,395
		469,809
Municipals 0.25% Illinois 0.19%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	6,493	6,798
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	170,475	179,667
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	25,930	29,355
G.O. Bonds, Series 2019-A, 3.75% 2020	12,000	12,067
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,142
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,196
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,316
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,894
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,820	5,564
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	5,824
		282,823
California 0.03%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,059
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,285	1,283
Los Angeles Community College Dist., G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	22,443
		35,785
Florida 0.02%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,640
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,026
		20,666
New Jersey 0.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.50% 20287	5,000	5,020
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,204
		17,224

American Balanced Fund — Page 33 of 36

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	$345	$358
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	675	691
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,335	2,463
		3,512
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,726
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	890	923
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	415	402
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	345	352
		364,413
Federal agency bonds & notes 0.19%
Fannie Mae 2.125% 2026	45,510	45,931
Fannie Mae 6.25% 2029	4,000	5,405
Federal Home Loan Bank 2.375% 2020	200,000	200,623
Federal Home Loan Bank 5.50% 2036	600	832
Private Export Funding Corp. 3.55% 2024	25,897	27,702
		280,493
Total bonds, notes & other debt instruments (cost: $47,529,800,000)		49,074,860
Short-term securities 4.78% Money market investments 4.64%	Shares
Capital Group Central Cash Fund3	68,014,508	6,800,771
Other short-term securities 0.14%	Principal amount (000)
U.S. Treasury Bills 2.30%–2.35% due 7/2/2019–11/7/2019	$209,045	208,252
Total short-term securities (cost: $7,008,917,000)		7,009,023
Total investment securities 99.90% (cost: $116,021,957,000)		146,563,229
Other assets less liabilities 0.10%		146,366
Net assets 100.00%		$146,709,595

American Balanced Fund — Page 34 of 36

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 6/30/201915 (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	46,184	September 2019	$11,546,000	$11,314,503	$10,045
90 Day Euro Dollar Futures	Long	18,545	March 2020	4,636,250	4,556,970	17,353
90 Day Euro Dollar Futures	Short	46,184	September 2020	(11,546,000)	(11,366,460)	(9,800)
90 Day Euro Dollar Futures	Short	18,545	March 2021	(4,636,250)	(4,565,315)	(14,821)
2 Year U.S. Treasury Note Futures	Long	101,785	October 2019	20,357,000	21,902,065	133,310
5 Year U.S. Treasury Note Futures	Long	40,132	October 2019	4,013,200	4,741,847	24,805
10 Year U.S. Treasury Note Futures	Long	484	September 2019	48,400	61,937	1,152
10 Year Ultra U.S. Treasury Note Futures	Short	24,893	September 2019	(2,489,300)	(3,438,346)	(67,510)
30 Year Ultra U.S. Treasury Bond Futures	Long	5,494	September 2019	549,400	975,528	28,738
						$123,272

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 6/30/2019 (000)
3-month USD-LIBOR	2.194%	3/29/2024	$874,200	$(17,870)	$—	$(17,870)
3-month USD-LIBOR	2.21875%	3/29/2024	919,150	(19,826)	—	(19,826)
3-month USD-LIBOR	2.3275%	4/30/2024	538,629	(14,399)	—	(14,399)
3-month USD-LIBOR	2.348%	5/1/2024	305,689	(8,445)	—	(8,445)
					$—	$(60,540)

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,849,090,000, which represented 3.99% of the net assets of the fund.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Step bond; coupon rate may change at a later date.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $116,509,000, which represented .08% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Coupon rate may change periodically.
8	Scheduled interest and/or principal payment was not received.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Purchased on a TBA basis.
11	Amount less than one thousand.
12	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $153,670,000, which represented .10% of the net assets of the fund.
13	Index-linked bond whose principal amount moves with a government price index.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

American Balanced Fund — Page 35 of 36

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-011-0819O-S73134	American Balanced Fund — Page 36 of 36

 ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 30, 2019